JULY 23, 1997
       SMITH BREEDEN MUTUAL FUNDS
                  PROSPECTUS

   The Smith Breeden Mutual Funds consist of three no load, diversified registered investment companies (the
   "Funds"). Smith Breeden Associates, Inc. (the "Adviser") serves as the investment adviser to the Funds.

   Smith  Breeden Equity Plus Fund (the "Equity  Plus
   Fund") seeks to provide a total return exceeding the Standard & Poor's 500 Composite Stock Price Index without additional equity market risk. The Fund is a series fund of the Smith Breeden Trust. The Equity Plus Fund does not generally invest in the common stocks that make up the S&P 500 Index or any other index. The Equity Plus Fund utilizes index futures contracts and equity swap contracts to track the return of the S&P 500 Index, and invests substantially all of its assets in fixed-income securities and related hedging instruments. Whether the Fund's total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Equity Plus Fund's fixed-income investments equals or exceeds the Fund's total operating expenses, as well as other factors. See "Investment
   Objectives,   Policies, and  Risk Considerations -
   Equity Plus Fund."

   Smith  Breeden  Short Duration U.S. Government  Fund
   (the "Short  Fund", formerly known as the Smith Breeden Short
   Duration U.S. Government Series) seeks a high level of current income consistent with low volatility of net asset value.
   The Short Fund seeks to match the interest-rate risk of a portfolio that invests exclusively in six month
   U.S. Treasury  securities  on a constant maturity  basis.
   The dollar weighted average maturity of the Fund's securities may at times significantly exceed six months.

Smith  Breeden Intermediate Duration U.S. Government
Fund (the "Intermediate Fund", formerly known as the Smith Breeden Intermediate Duration U.S. Government Series) seeks a total return in excess of the total return of the major market indices  for mortgage-backed securities.  The major
market indices  for mortgage-backed securities currently
include, but are  not limited  to, the Salomon Brothers
Mortgage Index  and  the Lehman Brothers Mortgage Index.
These indices include all outstanding  government
sponsored fixed-rate   mortgagebacked securities,
weighted in proportion to their current market
capitalization.   The duration,  or  interest-rate risk,
of these indices is similar to that of intermediateterm
U.S. Treasury Notes, and typically will range between
three  and five years. The Intermediate Fund consistently
seeks  to achieve a volatility of net asset value
similar to  that  of  a portfolio  that  invests
exclusively  in mortgage-backed securities,  as  weighted
in the  major mortgage market indices.
1

An  investment in any of the Funds is neither insured
nor guaranteed  by  the  U.S.  Government.  There  can
be no assurance that any of the Funds will meet their
investment objectives.   This  Prospectus sets  forth
concisely  the information  about the Funds that you
should know  before investing.  Please read this
Prospectus carefully and keep it  for  future  reference.
A Statement  of  Additional Information,  dated July 23,
1997, which  is  incorporated herein  by  reference, has
been filed with the  Securities and  Exchange Commission
with respect to each Fund and  is available on the
Commission's   Web site (http://www.sec.gov).   The
Statements   of   Additional Information,  which  may be
revised  from  time  to time, contain  further
information about  the  Funds, and  are available
without charge by writing to the Funds  at  100 Europa
Drive,  Chapel Hill, North Carolina  27514  or  by
calling  1-800-221-3138.  THESE SECURITIES HAVE  NOT
BEEN APPROVED  OR  DISAPPROVED BY THE SECURITIES  AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS  THE SECURITIES  AND EXCHANGE  COMMISSION
PASSED UPON THE ACCURACY OR   ADEQUACY   OF   THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.




                       TABLE OF CONTENTS
Expense Table 3
Financial Highlights--Equity Plus Fund 5
Financial Highlights--Short Fund 6
Financial Highlights--Intermediate Fund 7
Smith Breeden Mutual Funds 8
Investment Objectives, Policies and Risk Considerations 8
Other Investment Practices and Risk Considerations 21
Management of the Funds 24
Pricing of Fund Shares 28
How to Purchase Shares 29
How to Exchange Shares 32
How to Redeem Shares 33
Dividends and Distributions 36
Shareholder Reports and Information 37
Retirement Plans 38
Service and Distribution Plans 38
Taxes 39
Capital Structure 40
Transfer, Dividend Disbursing Agent, Custodian and
Independent Accountants 40
Fund Performance 41

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by
the  Funds.   The Prospectus  does not constitute an offering
by the Funds  in  any jurisdiction in which such offering may not be lawfully made.
2

                        EXPENSE TABLE

The   following   table  is  designed  to  assist   you
in understanding the expenses you will bear as a shareholder
of the  Funds.   Shareholder Transaction Expenses  are
charges that you pay when buying or selling shares of a Fund. Annual Fund Operating Expenses are paid out of a
Fund's assets   and   include      fees  for   portfolio
management,
maintenance of shareholder accounts, shareholder servicing, accounting and other services. The expenses shown below are based on each Fund's expenses for the past fiscal year.

                                   Equity   Short     Intermediate
                                   Plus
                                   Fund      Fund      Fund
Shareholder Transaction Expenses
Maximum  Sales  Load  Imposed on
Purchases                           None       None    None

Maximum Sales Load Imposed on
Reinvested  Dividends               None       None    None
Deferred Sales Load Imposed on
Redemptions                         None       None    None
Redemption    Fees1                 None       None    None
Exchange    Fees                    None       None    None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management   Fees2                  0.70%      0.70%   0.70%

Other  Expenses
(net  of  reimbursement)            0.18%      0.18%   0.18%

Total Fund Operating Expenses
(net     of    reimbursement)3      0.78%      0.88%   0.88%

     _____________________________
1    A  transaction cost of $9 may be imposed on
redemptions by wire transfer.

2 Pursuant to a distribution and services plan in respect of each Fund, the Adviser may pay annual distribution and servicing fees of up to 0.25% of each of the Fund's net assets out of its management fee. See "Service and Distribution Plans."

3    The   Other  Expenses  in  the  table  and  Total
     Fund Operating Expenses reflect undertakings by the
     Adviser to  bear expenses of each of the Funds and/or
     waive its fees  to  the  extent  necessary to  limit
     Total  Fund Operating  Expenses  to 0.78% for the
     Short  Fund  and 0.88% for each of the Equity Plus
     Fund and Intermediate Fund  through  August  1,
     1998.   Absent  the  expense limitation,  Other
     Expenses and Total Fund Operating Expenses would be 0.23% and 0.93% for the Short
     Fund, 0.46%  and  1.16% for the Intermediate Fund, and
     1.90% and 2.60% for the Equity Plus Fund.

3


The following examples illustrate the expenses that apply to a $750 investment in each Fund over various time periods assuming: (1) a 5% annual rate of return, and
(2) redemption or no redemption at the end of each time period. Except as noted in the table above, the Funds charge no redemption fees.

     Short Duration Fund

     1 Year    3  Years   5 Years    10 Years

     $ 6       $   18      $  31      $67

     Intermediate Duration Fund and Equity Plus Fund

     Year      3  Years   5 Years    10 Years

     $ 7       $   21      $  35      $75

These examples are based on the annual operating expenses shown above and should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. The annual rate of return may be more or less than 5%.

The  Funds  may  be recommended to investors  by
registered investment advisors.  Such advisors customarily
impose  fees that would be in addition to any fees and
expenses presented in  the above table.  Certain broker
dealers may also charge a  fee  for  purchase or
redemption of shares through  their network.   Neither the
Funds, nor the Adviser, exercise any control over such advisory or broker-dealer fees and may not be informed of the level of such fees.























4

                                   EQUITY PLUS FUND
                                 FINANCIAL HIGHLIGHTS
                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
The following selected per share data and ratios cover the fiscal periods from June 30, 1992, the date the Fund commenced operations, through March 31, 1997, and are a part of the Fund's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon which appear in the Fund's Statement of Additional Information.

Selected Financial Data
                               Year Ended     Year Ended    Year Ended    Year Ended    Period
                                March 31,     March 31,     March 31,      March 31,   March 31,
                                  1997         1996         1995          1994           1993
Net Asset Value, Beginning of $12.27         $10.84       $9.88          $10.85	     $10.00
Period
Income From Investment
Operations
Net investment income          0.592          0.615        0.568          0.476         0.355
Net realized and unrealized
gain (loss) on investments     1.813          2.768        1.081         (0.216)        1.281
Total from investment
operations                     2.405          3.383        1.649          0.260         1.636
Less Distributions
Dividends from net
investment income            (0.590)        (0.583)      (0.568)        (0.472)       (0.311)
Dividends in excess of
net investment income           --           --          (0.001)          --             --
Distributions from net
realized gains on investments (1.525)       (1.370)      (0.047)        (0.701)       (0.420)
Distributions in excess of
net realized gains on
investments                      --             --       (0.073)        (0.057)	      (0.055)
Total distributions           (2.115)       (1.953)      (0.689)        (1.230)       (0.786)
Net Asset Value,
End of Period                $12.56         $12.27     $10.84          $9.88         $10.85
Total Return                  21.41%         32.30%       17.18%         2.19%        22.59%*
Ratios/Supplemental Data
Net assets, end of period   $13,507,377    $4,766,534  $2,107,346    $1,760,519	    $903,846
Ratio of expenses to average net assets
 Before expense limitation    2.60%          4.58%        7.75%          7.08%          28.48%*
  After expense limitation    0.88%          0.90%        0.90%          0.90%          0.57%*
Ratio of net income to average net assets
  Before expense limitation   3.58%          1.85%        0.59%		 1.84%	      (22.63%)*
  After expense  limitation   5.30%          5.53%        7.44%          8.02%		5.28%*
Portfolio turnover rate        182%           107%        120%            119%           271%
* Annualized
Additional  performance information is presented in the  Fund's  Annual  Report, which is available without charge upon request.

5

                                 SHORT DURATION FUND
                                 FINANCIAL HIGHLIGHTS
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1997 and are a part of the Short Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Short Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon which appear in the Fund's Statement of Additional Information.

Selected Financial Data
                               Year Ended     Year Ended    Year Ended    Year Ended    Period
                                March 31,     March 31,     March 31,      March 31,    March 31,
                                1997           1996          1995           1994         1993
Net Asset Value, Beginning of
Period                        $9.74          $9.90        $9.90          $10.00         $10.00
Income From Investment
Operations
Net investment income          0.476          0.621        0.628          0.432          0.552
Net gain (loss) on securities
(both realized and unrealized) 0.146          (0.148)      --             (0.070)        0.002
Total from investment
operations                     0.622          0.473        0.628          0.362          0.554
Less Distributions
Dividends from net investment
income                        (0.476)        (0.621)      (0.628)        (0.462)	(0.554)
Dividends in excess of net
investment income             (0.056)        (0.012)      --             --             --
Total distributions           (0.532)        (0.633)      (0.628)        (0.462)	(0.554)
Net Asset Value, End of
period                        $9.83          $9.74        $9.90          $9.90		10.00
Total Return                   6.57%          4.95%        6.58%          3.67%          5.67%
Ratios/Supplemental Data
Net assets, end of
period                  $118,988,609   $221,825,136  $218,431,665  $218,167,491	      48,531,206
Ratio of expenses to average net assets
  Before expense limitation     0.93%          0.93%        0.92%          1.00%          2.58%
  After expense  limitation     0.78%          0.78%        0.78%          0.78%          0.78%
Ratio of net income to
average net assets
  Before expense limitation     4.90%          6.13%        6.18%          3.95%	  2.73%
  After expense limitation      5.04%          6.29%        6.33%          4.17%	  4.53%
Portfolio turnover rate          556%           225%         47%            112%           3%

Additional performance information is presented in the Short Fund's Annual Report, which is available without charge upon request.


6

                           INTERMEDIATE DURATION FUND
                          FINANCIAL HIGHLIGHTS
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1997 and are a part of the Intermediate Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Intermediate Fund's most recent annual audited financial statements and the report of Deloitte & Touche
LLP thereon which appear in the Fund's Statement of Additional Information.

Selected Financial Data
                               Year Ended     Year Ended    Year Ended    Year Ended    Period
                                March 31,     March 31,     March 31,      March 31,     March 31,
                                  1997           1996          1995          1994           1993
Net Asset Value,
Beginning of Period             $10.01         $9.83        $10.01         $10.62         $10.00
Income From Investment
Operations
Net investment
income                            0.599          0.660        0.664          1.05           0.826
Net gain (loss) on securities
(both realized and unrealized)   (0.024)        2.77         (0.049)        (0.601)         0.621
Total from investment
operations                        0.575          0.937        0.615          0.449          1.447
Less Distributions
Dividends from net investment
income                           (0.604)        (0.656)      (0.664)        (1.044)	   (0.826)
Dividends in excess of
net investment income              ----          ----        (0.108)        ----           --
Distributions from net
realized gains on investments     (0.251)        (0.101)       --           (0.015)        --
Distributions in excess of
net realized gains on investments   --             --         (0.022)        --		   --
Total distributions               (0.855)        (0.757)      (0.794)       (1.059)        (0.826)
Net Asset Value, End of Period      $9.73          $10.01       $9.83      $10.01         $10.62
Total Return                        5.92%          9.69%        6.10%        4.11%          14.93%
Ratios/Supplemental Data
Net assets, end of period       $37,735,525   $36,446,940   $34,797,496    $6,779,666	  $2,923,913
Ratio of expenses to average
net assets
  Before expense limitation         1.16%          1.14%        2.33%          2.34%	     17.52%
  After expense  limitation         0.88%          0.90%        0.90%          0.90%	      0.82%
Ratio of net income to
average net assets
  Before expense limitation         5.92%          6.26%        4.77%          6.30%	     (8.52%)
  After expense  limitation         6.19%          6.49%        6.20%          7.74%          8.18%
Portfolio turnover rate              409%           193%         557%           84%            42%

Additional performance information is presented in the Intermediate Fund's Annual Report, which is available without charge upon request.

7


                    SMITH BREEDEN MUTUAL FUNDS
The  Short  and  Intermediate Funds are funds of the Smith
Breeden Series Fund (the "Series Fund"), an open-end diversified management investment company. The Equity Plus Fund is currently the only fund of the Smith Breeden Trust (the "Trust"), an open-end diversified management investment company.
Smith  Breeden Associates, Inc. ("Smith Breeden" or the
"Adviser") acts as investment adviser to the Funds. Smith Breeden is a money management and consulting firm founded in 1982
whose  clients include   pension  funds,  financial  institutions,
corporations, government   entities,   and  charitable
foundations. The   firm specializes  in mortgage securities,
interest-rate risk management, and the application of option pricing to investments and banking. Smith Breeden currently advises assets totaling over $20 billion.

    INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS Each of the Funds has a different investment objective and different investment policies, and is designed to meet different investment needs.
The investment objectives and certain investment policies of the Short and Intermediate Funds are fundamental and may not be changed without a vote of shareholders of the relevant Fund. The investment objective of the Equity Plus Fund is not fundamental, and may be changed without a vote of the majority of the shareholders of the Equity Plus Fund. Shareholders of the Equity Plus Fund will receive a written notification at least thirty days prior to any change in the Equity Plus Fund's investment objective. If such a change in the investment objective of the Equity Plus Fund occurs, such changes may result in the Fund having an investment
objective different  from  the  objective  which   the
shareholders considered appropriate at the time of their investment in the Equity Plus Fund.

Since shares of each Fund represent an investment in securities with fluctuating market prices, the net asset value per share of each Fund will vary as the aggregate value of a Fund's portfolio securities increases or decreases. Due to the risks inherent in all investments, there can be no assurance that the objectives of the Funds will be met. The descriptions that follow are designed to help you choose the Fund or combination of Funds that best fits your investment objectives.

Short Fund

The Short Fund's investment objective is to provide investors with a high level of current income, consistent with a volatility
of net asset   value  similar  to  that  of  a  portfolio  which
invests exclusively  in six-month U.S. Treasury securities  on  a
constant maturity basis.   There is no assurance that the Short
Fund will be able to maintain a low volatility of net asset
value.
8

The  Short  Fund will seek its investment objective  by
investing, under normal circumstances, at least 70% of its total assets in U.S. Government Securities. The Fund will also invest in fixedrate and adjustable-rate mortgage-backed securities issued by nongovernmental issuers. The Fund may hold a portion of
its assets  in money   market  instruments  and  in  time  and
savings deposits (including fixed-rate or adjustable certificates of deposit) in commercial banks or institutions whose accounts are insured by  the FDIC, BIF or SAIF.
Under  normal circumstances the Short Fund will seek to achieve an interest-rate risk or option-adjusted duration similar to that of a six-month U.S. Treasury security on a constant maturity basis. However, the Short Fund expects that, under normal circumstances, the dollar-weighted average life (or period until the next reset date) of its portfolio securities will be longer than six months, sometimes significantly longer.
The  Adviser believes that by investing in mortgage securities from a variety of market sectors on a selective basis and adjusting the overall option-adjusted duration of the portfolio to approximate that of a six-month U.S. Treasury security, the Short Fund will achieve a more consistent and less volatile net asset value than is characteristic of mutual funds that invest primarily in mortgage securities paying a fixed rate of interest or those that invest exclusively in adjustable-rate mortgage securities. The securities in which the Short Fund may invest may not yield as high a level of income as other securities in which other funds may invest. However, such higher yielding securities may be more volatile and may be issued by less creditworthy entities.
Intermediate Fund
The   Intermediate  Fund's  investment  objective  is  to
provide investors with a total return in excess of the total
return of  the major   market   indices  for  mortgage-backed
securities. The Intermediate Fund will seek its investment objective by investing, under normal circumstances, at least 70% of its total assets in U.S. Government Securities. The Fund will also invest in fixedrate and adjustable rate mortgage-backed securities issued by nongovernmental issuers. The Fund may
hold a portion of its assets in money   market  instruments  and
in time and savings deposits (including fixed-rate or adjustable-rate certificates of deposit) in commercial banks or institutions whose accounts are insured by the FDIC, BIF, or
SAIF.
The  major  market indices for mortgage-backed securities
currently include, but are not limited to, the Salomon Brothers Mortgage Index and the Lehman Brothers Mortgage Index.
These indices include all outstanding government sponsored fixed-rate mortgage backed securities, weighted in proportion to their
current  market capitalization.   Total  return is  the  change
in value of the investment, assuming reinvestment of all distributions. Under normal circumstances, the Intermediate Fund will seek to achieve an interest-rate risk or option-adjusted duration (see below) similar to that of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major market indices. The duration, or interest-rate risk, of these indices is similar to the that of intermediate-term  U.S. Treasury Notes, and  typically  will range between three and five years. When market interest rates decline, the value of a portfolio invested in intermediate-term
9

fixed-rate obligations  can  be  expected to rise.   Conversely,
when  market interest  rates  rise,  the  value  of  a  portfolio
invested   in intermediate-term fixed-rate obligations can be
expected to fall.
There is no assurance that the Intermediate Fund will be able to maintain a total return in excess of the total return of major market indices for mortgage-backed securities, or that it will match the interest rate risk of a portfolio investing exclusively in these securities.

U.S.  Government  Securities.  The U.S.  Government
Securities in which the Funds may invest include U.S. Treasury Bills, Notes, Bonds, discount notes and other debt securities issued by the U.S. Treasury, and obligations issued or
guaranteed  by  the   U.S. Government, its agencies and
instrumentalities including, but not limited to, the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan
Mortgage  Corporation  ("FHLMC").   (Other  U.S.  Government
agencies or instrumentalities include Federal Home Loan Banks, Bank for Cooperatives, Farm Credit Banks, Tennessee Valley Authority, Federal Financing Bank, Small Business Administration, and Federal Agricultural Mortgage Corporation.) It is anticipated that the Funds will invest substantially all of their assets in FNMA, FHLMC, and GNMA mortgage-backed certificates and other U.S. Government Securities representing ownership interests in mortgage pools.

Privately-issued  Mortgage  Backed  Securities.   The   Short
and Intermediate Funds may invest in fixed-rate and adjustable-rate mortgage-backed securities issued by private originators of, or investors in, mortgage loans issued by private entities that are rated AAA by Standard & Poor's ("S&P") or Aaa by Moody's Investors Service ("Moody's"), or, if unrated, determined by the Adviser to be of comparable quality. The Short and Intermediate Funds will not pay any additional fees for credit support and will not invest in private mortgage pass-through securities unless they are rated AAA by S&P or Aaa by Moody's, or are unrated but deemed to be of comparable credit quality by the Adviser.  In addition,  the
Short and   Intermediate   Funds   will  only  purchase
mortgage-backed securities  which  constitute  "Mortgage
Related Securities"  for purposes of the Secondary Mortgage
Market Enhancement Act of 1984.

Option-adjusted Duration. Option-adjusted duration is a measure of the price sensitivity of a portfolio to changes in interest rates. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas option-adjusted duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates. In computing the duration of a Fund's portfolio, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of changes in interest rates on prepayments and coupon flows. The Adviser may use certain hedging techniques (as described in
10

more detail in Appendix A) to lengthen or shorten the option-adjusted duration of a Fund.

Fundamental Policies.  As a matter of fundamental policy,
the Short and Intermediate Funds will limit purchases to the following classes of assets:
 1.Securities   issued   directly  or  guaranteed   by   the
    U.S. Government or its agencies or instrumentalities; 2.Mortgage-Backed Securities rated AAA by S&P or Aaa by
    Moody's or unrated but deemed of equivalent quality by the
    Adviser;
  3.Assets  fully  collateralized by assets in either of  the above classes;
 4.Assets  which  would  qualify as liquidity items  under
federal regulations   if   held  by  a  commercial  bank   or
savings
    institution; and
 5.Hedge  instruments, which may only be used for  risk
    management purposes.   Any  securities described in the
    "Hedging" section and any stripped Mortgage-Backed Securities may only be used for risk management purposes.

Equity Plus Fund

The  Equity Plus Fund seeks to provide a total return
exceeding the Standard & Poor's Composite Stock Price Index (the "S&P 500 Index") without additional equity market risk. The Fund does not invest principally in the common stocks that make up the S&P 500 Index or any other index. The Fund utilizes index futures contracts and equity swap contracts to track the return of the S&P 500 Index, and invests substantially all of its assets in fixed-income securities and
related  hedging and other instruments.   Whether  the  Fund's
total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Fund's fixed-income investments equals or exceeds the Fund's total operating expenses, as well as other factors.

The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, which is not a sponsor of or in any other way affiliated with the Fund, chooses the 500
stocks included  in  the S&P   500   Index  on  the  basis  of
market value and industry diversification. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index.

The Equity Plus Fund seeks its objective by dividing its portfolio into two segments: an "Equity Simulation Segment" and a "Fixed Income Segment." Through the Equity Simulation
Segment, the  Fund invests   in  a  combination  of  equity
swap contracts, futures contracts on the S&P 500 Index and on other stock indices, including, but not limited to, the New York Stock Exchange Composite Index, and common stocks whose return (before deducting allocated costs) 11 is expected to track movements in the S&P 500 Index. By employing this strategy, the Equity Plus Fund seeks to achieve the same investment opportunity and risk profile for the Equity Simulation Segment as that of a hypothetical portfolio, equal in size to the Fund, invested in the common stocks comprising the S&P 500 Index in proportion to their respective weight in the S&P 500 Index. In the Equity Simulation Segment, the Equity Plus Fund expects its use of stock index futures other than S&P 500 stock index futures to be minimal.

Through the Fixed Income Segment, the Fund invests in fixed income securities and uses related hedging techniques such as futures, options,  floors,  caps and swaps.  The Fixed-Income
Segment  will invest   substantially  all  of  its  assets  in
U.S.   Government Securities  (as  defined  above),  and  may
also  invest  in  bank certificates of deposit, corporate debt
obligations, and  mortgagebacked   and  other  asset-backed
securities  of  non-governmental issuers.

The  Fund  may  also  engage  in  loans  of   portfolio
securities, dollar rolls, and reverse repurchase agreements to enhance income and total return. With these investments, the Fund seeks to generate income (consisting primarily of interest income) and gains which exceed the total costs of
operating the  Fund (including   the  costs  associated  with
the Equity Simulation Segment). Thus, whether the Fund's total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Fund's Fixed-Income Segment equals or exceeds the Fund's total operating expenses, as well as other factors described below.

The Equity Simulation Segment's actual opportunities for gain or loss may be greater than a hypothetical portfolio invested in the stocks comprising the S&P 500 Index depending upon the Fund's exposure to the S&P 500 Index, which could at times
be higher    or lower  than  the Fund's total assets.  For
example, the total net notional amount of the Fund's equity swap contracts, S&P 500 or other stock index futures plus the market value of common stocks owned by the Fund may exceed the Fund's total net assets as a result of purchases and redemptions of Fund shares. In addition, since S&P 500 Index futures can only be purchased for specific amounts, the Fund might not be able to match accurately a notional amount of futures contracts to the Fund's total net
assets.   Under normal market conditions, the Fund expects that
such variations in S&P 500 Index exposure will generally be up to 5% greater or less than the Fund's total net assets.
Also, the ability of the Equity Simulation Segment of the Fund's portfolio to replicate the investment opportunity and risk profile of a hypothetical stock portfolio may be diminished by imperfect correlations between price movements of the S&P 500 Index with price movements of S&P 500 and other stock index futures and/or the common stocks purchased by the Fund. In addition, the purchase and sale of common stocks and S&P 500 and other stock index futures involve transaction costs. Equity swap contracts require the Fund to pay interest on the notional amount of the contract. Therefore, assuming the Fund has successfully tracked the movement of
12

the S&P 500 Index, the Fund will outperform the S&P 500 Index only if the total net return on the Fixed Income Segment of the Fund's portfolio exceeds the sum of (to the extent applicable)
(1) the Fund's transaction costs on S&P 500 and other stock index futures and common stock transactions, (2) the interest payments under the Fund's equity swap contracts and (3) the Fund's operating expenses as described more fully under "Management of the Fund."

Equity Swap Contracts. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker-dealer. The counterparty generally agrees to pay the Fund the amount,if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500
Index, plus the dividends that would have been received on those stocks. The Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank
Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. The Fund will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term. If there is default by the counterparty to an equity swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.

There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Fund will closely monitor the credit of equity swap contract counterparties in order to minimize this risk. The Fund will not use equity swap contracts for leverage.

The Fund may from time to time enter into the opposite side of equity swap contracts (i.e., where the Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the S&P 500 Index) to reduce the amount
of the Fund's  equity market  exposure.   These positions are
sometimes referred  to  as "reverse equity swap contracts".

The Equity Plus Fund will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's Investors Service, Inc.
("Moody's") or Standard  &  Poor's ("S&P").   In addition, the
staff of the SEC considers equity  swap contracts  and  reverse
13

equity swap contracts to be illiquid securities. Consequently, while the staff maintains this position, the Fund will not invest in equity swap contracts or reverse equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's total assets.

The Adviser and the Equity Plus Fund do not believe that the Fund's obligations under equity swap contracts or reverse equity swap contracts are senior securities, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract and each reverse equity swap contract will be accrued on a daily basis, and an amount of cash, U.S. Government Securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

S&P  500  Index  and Other Stock Index Futures. S&P 500  and
other stock index futures represent contracts to buy a number of units of the  S&P 500 Index or some other stock index at a specified  future date  at  a  price  agreed upon when the
contract  is  made.   Upon entering into a contract, the Fund
will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities, generally not exceeding 5% of the face amount of the contract. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin", will be made on a daily basis as the value of the futures contract fluctuates. Purchased futures contracts may be closed out only by entering into a futures contract sale with the same terms as the contract to be closed out on the futures exchange on which the futures are traded. The liquidity of the market in futures contracts could be adversely affected by daily price fluctuation limits established by an exchange which limit the amount of fluctuation in the price of a futures contract during a single trading day. In such case, it may not be possible for the Fund to close out its futures contract position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The Fund will not use futures contracts for leverage.

The Equity Plus Fund will not purchase S&P 500 or other stock index futures, except for bona fide hedging purposes, if as a result the Fund's aggregate initial margin deposits and premiums would be greater than 5% of the Fund's total assets. In addition to margin deposits, when the Fund purchases an S&P 500 or other stock index futures contract, it is required to maintain at all times while the contract is held by the Fund, cash, U.S. government securities or other appropriate 14 securities in a segregated account with its Custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value of the futures contract. The amounts on deposit will constitute a portion of the Fund's Fixed Income Segment.

Common  Stocks.   When index futures contracts and/or  equity
swap contracts are, in the judgment of the Adviser, overpriced relative to the common stocks underlying the S&P 500 Index, the Fund may invest directly in the common stocks represented by the S&P 500 Index. The Fund will not own all 500 issues, but will attempt to purchase a basket of common stocks which the Adviser expects will, on average, match movements in
the S&P 500  Index.   Subject  to limits on the Fund's
investments in other investment companies, the Fund may also invest in these stocks indirectly by purchasing interests in asset pools investing in such stocks. To the extent that the Fund purchases interests in other investment companies, shareholders of the Fund may be subject to a layering of expenses because they may indirectly bear a proportionate share of the expenses of such investment companies (including advisory fees) in addition to bearing the direct expenses of the Fund.

Fixed  Income  Instruments.   At the time  of  purchase,  with
the exception of mortgage-backed and asset-backed securities, the Fund's Fixed Income Segment's investments will be of investment grade (rated at least Baa by S&P or BBB by Moody's), or, if unrated, determined by the Adviser to be of comparable quality. Its investment in mortgage-backed and other asset-backed securities will be rated at least A by Moody's or S&P. Securities rated Baa and BBB or below have certain speculative characteristics, and are more susceptible to adverse changes in circumstances and economic conditions than higher rated fixed income securities. The Adviser will monitor the Equity Plus Fund's investments in fixed income securities and will cause the Equity Plus Fund to dispose of any such security whose rating is reduced to below investment grade. Example. Set forth below is an example of how the Equity Plus Fund might invest a $100 million portfolio:

1. Enter into an equity swap contract with a notional amount of $50 million
2. Purchase S&P 500 index futures contracts with a total contract value of $45 million; and 3.Purchase $5 million worth of common stocks comprising the S&P 500 Index in proportion to their respective weightings in the S&P 500 Index.

Because equity swap contracts and futures contracts may generally be initially entered into without making cash payments, the Fixed Income Segment would invest $95 million in various fixed income securities with appropriate hedging
strategies.   If,  during  the course  of  the  year,  the
stocks comprising  the  S&P  500  Index appreciate  10%  on
average and pay a 4% dividend, and if the interest on the equity swap contract's notional amount is 6%, at the end of the year the following would occur:
15

1. The counterparty to the equity swap contract would be required to pay the Fund $4 million ($7 million appreciation and dividends minus $3 million interest);
2.   The  S&P 500 index futures contract would be closed out
     at a gain of $3.6 million ($6.3 million S&P 500 Index appreciation less $2.7 million for the S&P 500 Futures implicit cost of carry);
3. Dividend income and gain on the common stocks would total $0.7 million and in sum;
4.   The   Equity  Simulation  Segment's  return,  before
     related operating expenses, would total $8.3 million dollars or 8.3%.
The Fund's total operating expenses (other than brokerage expenses and the interest on the notional amount of the equity swap contract as described above) are 0.88% of total net
assets, or $0.88 million dollars.   After  consideration  of
these expenses,  the   Equity Simulation Segment's return would
total 7.42%. Therefore, the Fund would achieve a total return equal to the S&P 500 Index only if the Fixed Income Segment has a total return equal to 6.93% per annum. If the Fixed Income Segment achieves this result, then the Fund's total net assets would be $114 million - an increase of 14% and a total return equal to the S&P 500 Index. If the Fixed Income
Segment's total return is greater or less than    6.93% per
annum, the Fund's total return would, in turn, be greater or less than the S&P 500 Index.


Characteristics and Risks of the Securities in which the Short and Intermediate Funds and Fixed Income Segment of the Equity
Plus Fund Invest

Mortgage-Backed and Other Asset-Backed Securities. Mortgage backed securities are securities that directly or indirectly represent a participation in, or are collateralized by and payable from, mortgage loans secured by real property.
The term "mortgage-backed securities," as used herein, includes adjustable-rate mortgage securities, fixed-rate mortgage securities, and derivative mortgage products such as collateralized mortgage obligations, stripped mortgage-backed securities and other instruments described below.

There   are   currently  three  basic  types   of   mortgage-
backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and
(iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee
but usually  having  some  form  of  private   credit
enhancement.

The Equity Plus Fund may invest in other mortgage-backed and asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying 16 assets may include, but are  not  limited to, pools of
automobile loans, educational  loans and credit card
receivables. Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to their underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. As a result of  these unscheduled payments of principal, or
prepayments on  the underlying  securities,  the  price and
yield  of  mortgagebacked securities can be adversely affected.
For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. Prepayments of mortgages, which underlie securities purchased at  a  premium, could
result  in capital losses because the premium may  not  have been  fully  amortized at the time the obligation is  prepaid.
In addition,  like other interest-bearing securities,  the
values  of mortgage-backed securities generally fall when
interest rates rise, but   when interest  rates  fall,  their
potential  for   capital appreciation  is  limited due to the
existence of the prepayment feature. In order to hedge against possible prepayment, the Funds may purchase certain options and options on futures contracts as described more fully in Appendix A.

Adjustable-Rate   Securities.   Adjustable-rate   securities
have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable-rate securities are backed by pools of mortgage loans. The Short and Intermediate Funds will only invest in adjustable-rate securities backed by
pools  of  mortgage  loans ("ARMs").            The  Fixed
Income Segment of the Equity Plus Fund may invest in adjustable-rate securities backed by assets other than mortgage pools.

Although the rate adjustment feature may act as a buffer to
reduce large  changes  in  the value of adjustable-rate
securities,  these securities  are still subject to changes in
value based on  changes in   market   interest   rates   or
changes     in   the   issuer's creditworthiness.   Because
the interest  rate  is   reset   only periodically,  changes  in
the interest  rate  on  adjustable-rate securities  may  lag changes in prevailing market  interest  rates. Also,  some
adjustablerate securities (or the underlying mortgages or
other underlying loans or receivables) are subject to  caps  or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting  of interest rates, adjustable-rate securities  are less likely  than  non-adjustable-rate securities of comparable quality and  maturity  to  increase  significantly  in  value when  market interest  rates fall.  Adjustable-rate securities are also  subject to  the  prepayment risks associated
17

generally with mortgage-backed securities.
Collateralized Mortgage Obligations ("CMOs"). A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series, which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. Payments of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes are generally retired
in  sequence as   the underlying mortgage loans in the mortgage
pools are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of a CMO held by the Funds would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Another type of CMO is a real estate mortgage investment conduit ("REMIC") which qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

CMOs also include securities representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer ("Residuals"). Residuals have value only to the extent that income from such underlying mortgages or mortgage-backed securities exceeds the
amounts necessary  to  satisfy  the  issuer's   debt
obligations represented by all other outstanding classes or
series of  the CMOs.    In  addition,  if a  CMO  bears
interest at an adjustable-rate, the cash flows on the related Residual will also be extremely sensitive to the level of
the index upon which  the rate  adjustments are based.   As a
non-fundamental policy (meaning it can be changed without the vote of the shareholders), the Short and Intermediate Fund will not invest in Residuals.

In reliance on an interpretation by the Securities and Exchange Commission ("SEC"), the Funds' investments in certain qualifying CMOs  and  REMICs are not subject to the
1940 Act's limitations  on acquiring interests   in   other
investment companies.    (See "Investment   Restrictions"   in
the Statement   of Additional Information with respect to each
Fund.) CMOs and REMICs issued by an agency or instrumentality of the U.S. Government are considered U.S. Government securities for the purposes of this Prospectus.

Stripped  Securities ("STRIPS").   The Funds may invest in
STRIPS. The  Short  and  Intermediate Funds may  invest  only in stripped mortgage-backed securities ("SMBS") which are
18

STRIPS represented by derivative multi-class mortgage securities. In addition to SMBS issued by the U.S. Government, its agencies or instrumentalities, the  Short  and  Intermediate
Funds may purchase  SMBS  issued  by private  originators of, or investors in, mortgage loans, including depository
institutions,  mortgage banks,  investment  banks  and special purpose subsidiaries of these entities. However, the  Short and
Intermediate  Funds  will purchase  only   SMBS that are
collateralized  by mortgage-backed securities that  are  issued
or guaranteed   by   the   U.S. Government   or   its
agencies or instrumentalities.   The  Equity Plus Fund  may  invest  in
STRIPS collateralized by other fixed income securities, including other types of asset-backed securities.

STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets ("interest-only" or "IO" class), while the other class will receive all of the principal ("principal-only" or "PO" class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the
interest  and  the remainder of the  principal.   STRIPS  are
unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including
prepayments)   on the underlying assets.  A rapid rate of
principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated.  Thus, if the  underlying assets   experience
greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by S&P or Moody's, respectively. The Adviser will seek to manage these risks (and potential benefits) by
investing in a   variety  of  such securities  and  by  using
certain  hedging techniques,  as described below in "Hedging
Instruments"  and in
Appendix A. In addition, the secondary market for STRIPS may be less liquid than that for other mortgage-backed or asset backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

The Adviser expects that IO SMBS will be purchased by the Short and Intermediate  Funds for their hedging characteristics.
Such SMBS will  reduce the variance of the Funds' respective
net asset values from their   targeted   option-adjusted
durations. Under no circumstances will the Short or Intermediate Funds purchase SMBS if such purchase would cause SMBS to exceed 5% of the assets of a Fund.

New   instruments   and  variations  of  existing   mortgage-
backed securities continue to be developed. The Funds may invest in any such instruments or variations to the extent consistent with their investment objectives and policies and 19 applicable regulatory requirements.

Zero Coupon Securities. The Funds may also invest in "zero coupon" securities, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.
The Funds are required to accrue and distribute income from zero coupon securities on a current basis, even though a Fund does not receive the income currently. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

Credit  Risks.   While certain U.S. Government securities  such
as U.S.  Treasury obligations and GNMAs are backed by the  full faith and  credit of the U.S. Government, other securities in which  the Funds may invest are subject to varying degrees of risk of default. These risk factors include the
creditworthiness of the issuer  and, in  the  case  of mortgage-
backed and assetbacked securities,  the ability of the
mortgagor or other borrower to meet its obligations. The  Short and Intermediate Funds will seek to minimize this credit risk by  investing  in securities of the highest  credit  quality instruments, while the Equity Plus Fund will seek to minimize this risk  of  default by investing in securities of investment grade. The  individual securities continue to be subject to the risk  that their  prices can fluctuate, in some cases
significantly,  due to changes in prevailing interest rates.
Hedging   Instruments.   The  Funds  may  employ   certain
active management techniques to achieve their duration
objectives and to hedge  the  interest-rate risks associated with their fixed-income securities in accordance with such
objectives. Since some  of  the securities  may  have  longer or shorter durations  than  a  Fund's specified  duration
objectives, hedging may be required  to  either lengthen or
shorten the duration of a Fund's portfolio.  The  Funds will seek continually to manage duration within a narrow range. The
Funds intend to use hedging transactions primarily to  protect
against interestrate     fluctuations,   not as speculative
transactions. The Funds may also use hedging transactions as a temporary substitute for purchasing particular securities. Each
Fund may enter into mortgage and interest-rate swaps, purchase or sell interest-rate floors, caps or collars, enter into interestrate futures contracts and related options, and engage in short sales to hedge against interest rate fluctuations. In addition, the Funds may use SMBS to better maintain their respective targeted option-adjusted durations.

There can be no assurance that the hedging techniques employed by the Funds will be successful. As a result, the Funds may not achieve, and may at times exceed, their targeted optionadjusted duration. The Funds' hedging techniques may not be successful because the Adviser's computation of option-adjusted duration is based on estimates of expected prepayment rates, valuation of homeowners' prepayment
20

options, and the correlation of changes in the market prices of the securities and the hedge instruments owned by the Funds.

Any or all of these techniques may be used at one time. Use of any particular transaction is a function of market conditions. The hedging transactions that the Funds currently contemplate using are described in detail in Appendix A, including a discussion of their respective risks.

      OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Funds may also engage in the following investment practices for hedging purposes or to increase investment returns, each of which may involve certain special risks. The Statement of Additional Information for each Fund contains more detailed information about these practices, including limitations designed to reduce these risks.

Securities Loans, Repurchase Agreements and Forward Commitments. The Funds may lend portfolio securities to broker dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to the Funds if the other party should default on its obligations and a Fund is delayed in or
prevented from recovering the collateral.   None  of the  Funds
will lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the total asset value (including such loans). The Funds will only enter into repurchase agreements with or lend securities to (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided such banks or dealers meet the creditworthiness standards established by the Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Board of Trustees.
The Funds may also purchase securities for future delivery, which may increase overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash, U.S. Government securities or other liquid high grade debt securities equal to at least 100% of the value of the when-issued or forward commitment securities will be established and maintained with
the  Funds'  custodian.   Subject  to  this requirement,  the
Funds may purchase securities on such basis without limit. Settlements in the ordinary course, which may be substantially more than three business days for mortgage-backed securities, are not treated as when-issued or forward commitment transactions, and are not subject to the foregoing limitations, although some of the risks described above may exist.

Reverse   Repurchase   Agreements,  Dollar  Roll   Agreements
and Borrowing.   In order to increase income, the Funds may
enter into reverse repurchase agreements or dollar roll agreements with commercial banks and registered broker-dealers 21 in amounts up to 33 1/3% of their assets. The Short and Intermediate Funds may only enter into these transactions with commercial banks and registered broker-dealers which  are also Qualified Institutions. The Statement of Additional Information for each Fund contains a more detailed explanation of these
practices.   Reverse  repurchase agreements and dollar rolls
are considered borrowings by a Fund and require segregation of assets with a Fund's custodian in an amount equal to the Fund's obligations pending completion of such transactions.
Each Fund may also borrow money from banks in an amount up to 33 1/3% of a Fund's total assets to realize investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. Borrowing from banks usually involves certain transaction and ongoing costs and may require a Fund to maintain minimum bank account balances. Use of these borrowing techniques to purchase securities is a speculative practice known as "leverage." Depending on whether the performance of the investments purchased with borrowed funds is sufficient to meet the costs of borrowing, a Fund's net asset value per share will increase or decrease, as the case may be, more rapidly than if the Fund did not employ leverage.

Short  Sales.   The  Funds may make short sales of  securities.
A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to engage in short sales as a form of hedging in order to shorten the overall duration of the portfolio and maintain portfolio flexibility.

When  a  Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon  completion of the transaction.  A Fund may
have to pay a  fee to   borrow  particular  securities,  and
is often obligated to relinquish any payments received on such borrowed securities.

Until a Fund replaces a borrowed security, it will maintain
daily a segregated account with its custodian containing cash, U.S. Government securities, or other liquid high-grade debt obligations; such that the amount deposited in the account plus any amount deposited with the broker as collateral will equal the current value of the security sold short. Depending on arrangements made with the broker, a Fund may not receive any payments (including interest) on collateral deposited with the broker. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Although a Fund's gain is limited to the amount at which  it  sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.
22

A  Fund will not make a short sale if, after giving affect to such sale, the market value of all securities sold exceeds 25% of the value of the Fund's total net assets. A Fund may also effect short sales  where  the  Fund owns, or has the right  to acquire at  no additional  cost, the identical security (a
technique known  as  a short sale "against the box").
Illiquid Securities.  A Fund may invest up to 15% of its net assets in securities for which there are legal or contractual restrictions on  resale  or  for which there is no readily
available  market  or other  illiquid  securities,  including non-terminable  repurchase agreements  having  maturities  of
more  than  seven  days.   (See "Investment   Restrictions"
in the   Statement   of Additional
Information  for  each  Fund.) The Adviser will  monitor  a
Fund's investments  in  illiquid securities under the
supervision of  the Trustees.  The determination of whether
certain IO/PO Strips issued by  the  U.S. Government and backed by fixed-rate mortgages or  any other securities in which a
Fund desires to invest are liquid shall be made by the Trustees or the Adviser under guidelines established by the Trustees in
accordance with applicable pronouncements of the SEC.   At
present, all other IO/PO Strips, other residual interests of CMOs and OTC options are treated as illiquid securities.
The SEC staff also currently takes the position that the interest rate swaps, caps and floors discussed in Appendix A, as well as equity swap contracts and reverse equity swap contracts, are illiquid.



Portfolio Turnover. The Adviser buys and sells securities for a Fund whenever it believes it is appropriate to do so. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups
and other  transaction costs   on  the  sale  of  securities
and reinvestment  in  other securities.  Such transactions may
result in realization of taxable capital  gains.   The
portfolio turnover rate for each Fund's previous fiscal periods is shown in the table under the heading "Financial Highlights".

While the Funds will pay commissions in connection with options and future transactions and, for the Equity Plus Fund only, possibly in relation to any purchase of common stocks, most of the securities in which the Funds invest are generally traded on a "net" basis with dealers acting as principals for their own account without a stated commission.
Nevertheless, high portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund.

Another potential consequence of high portfolio turnover is that if 30% or more of a Fund's gross income for a taxable year is derived from gains from the sale of securities held for less than three months, the Fund would not qualify as a regulated investment company and, therefore, would be subject to corporate income tax during that taxable year. The Adviser endeavors to manage the investment composition of the Funds and to adjust the portfolio turnover, if
23

necessary, to ensure that each Fund will be eligible for treatment as a regulated investment company.

                    MANAGEMENT OF THE FUNDS

The  business  affairs of the Funds are managed  by  its  Board
of Trustees.   Each  of  the  Funds has  entered  into  an
investment advisory agreement with Smith Breeden Associates, Inc., 100 Europa Drive, Chapel Hill, North Carolina,
27514 (  the  "Investment Advisory Agreements").   Pursuant  to
such investment advisory agreements, the Adviser furnishes continuous investment advisory services to each of the Funds.

Trustees and Officers

The following is a listing of the Trustees and officers of the Series Fund and Trust, the legal entities that have issued
shares in  the  Funds.   Unless  otherwise indicated,  all  of
the named individuals serve in their capacities for both the Series Fund and Trust.

Douglas T. Breeden*      Trustee and Chairman

Dr. Breeden, the Chairman of the Board of Smith Breeden
Associates, co-founded  the firm in 1982.  Dr. Breeden has
served on  business school  faculties at Duke University,
Stanford University  and  the University  of  Chicago,  and  as
a visiting  professor  at  Yale University and at the
Massachusetts Institute of Technology.  He is the  Editor of
the Journal of Fixed Income.  Dr. Breeden served  as Associate
Editor for five journals in financial economics, and  was
elected   to  the Board  of  Directors  of  the  American
Finance Association. He has published several well-cited articles in finance and economics journals. He holds a Ph.D.
in Finance  from the Stanford University Graduate School of
Business, and a B.S. in Management Science from the Massachusetts Institute of Technology. He serves as Chairman
Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana.

Michael J. Giarla*       Trustee and President

Mr.  Giarla  is Chief Operating Officer, President and Director
of Smith  Breeden  Associates.   He  also  serves  as  a
Director of Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana.
Formerly Smith Breeden's Director of Research, he was involved in research and programming, particularly in the development and implementation of models to evaluate and hedge mortgage securities. He also consults with institutional clients and conducts special projects.
Before joining Smith Breeden Associates, Mr. Giarla was a Summer Associate in Goldman Sachs & Company's Equity Strategy Group in New York. Mr. Giarla has published a number of articles and book chapters regarding MBS investment, risk management and hedging. He served as an Associate Editor
of  The Journal  of  Fixed  Income  from 19911993.   Mr.
Giarla holds a Master of Business Administration with Concentration in Finance from the Stanford University Graduate 24

School  of  Business,  where he was an Arjay  Miller Scholar.
He earned a Bachelor of Arts in Statistics, summa cum laude, from Harvard University, where he was elected to Phi Beta Kappa and was a Harvard Club of Boston Scholar. Mr. Giarla is a Trustee of the Roxbury Latin School, West Roxbury, Massachusetts.

Stephen M. Schaefer      Trustee

Stephen M. Schaefer is Esmee Fairbairn Professor of Finance at the London Business School. Previously on the Faculty of the Graduate School of Business of Stanford University, he has
also taught  at the   Universities  of  California  (Berkeley),
Chicago,   British Columbia  and  Venice.   His research
interests focus on capital markets and financial regulation. He served on the editorial board of a number of professional journals including, currently, the Journal of Fixed Income, the Review of Derivative Research, and Ricerche Economiche. He consults for a number of leading financial institutions and is a former Independent Board Member of the Securities and Futures Authority of Great Britain.


Myron S. Scholes         Trustee

Myron  S.  Scholes  is  a  Principal in the money  management firm Long-Term Capital Management Co. (since 1993).  He is the
Frank E. Buck Professor of Finance Emeritus at the Graduate School of Business at Stanford University (since 1983. He is a member
of the Econometric  Society.   Professor  Scholes  was  also  a
Managing Director  and  co-head  of the fixed income
derivatives group  at Salomon  Brothers between 1991-1993.
Prior to coming to  Stanford University  in 1983, Professor
Scholes was the Edward  Eagle  Brown Professor of Finance at
the Graduate School of Business, University of   Chicago  (1974-
1983).   He  served as  the  Director  of  the University of
Chicago's Center for Research in Security Prices from 1974-
1980.  Prior to coming to the University of Chicago, Professor
Scholes   was  first  an Assistant  Professor  then  an
Associate Professor at the Sloan School of Management at M.I.T.
from 1968  to 1973.   He  received his Ph.D. in 1969 from the
Graduate School  of Business, University of Chicago.  He has
honorary  Doctor  of  Law degrees
from the University of Paris and McMaster University.   He is a
past president of the American Finance Association (1990). Dr.
Scholes  has published numerous articles in academic
journals and  in professional volumes. He is most noted as the cooriginator of  the  Black-Scholes Options Pricing Model as
described  in  the paper,   "The   Pricing  of  Options  and
Corporate  Liabilities," published in the Journal of Political
Economy (with Fischer  Black, May  1973).                His
other papers include such topics as risk-return relationships, the effects of dividend policy on stock prices, and the effects of taxes and tax policy on corporate decision making. His book with Mark Wolfson (Stanford University) Taxes and Business Strategy: A Planning Approach was published by
Prentice  Hall  in 1991.


25

William F. Sharpe        Trustee

William F. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk
analysis  and  performance measurement.   He developed the
widelyused binomial method for the valuation  of  options  and
other contingent  claims.   He   also developed  the  computer
algorithm used in many asset allocation procedures, a procedure for estimating the style of an investment manager from its historic returns, and the Sharpe ratio for
measuring   investment  performance.   Dr.  Sharpe  has
published articles in a number of professional journals.  He
has also written six   books,  including  Portfolio  Theory
and Capital   Markets, (McGraw-Hill,  1970),  Asset Allocation
Tools, (Scientific Press, 1987), Fundamentals of Investments (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall,
1993) and Investments (with Gordon J. Alexander and Jeffrey Bailey, Prentice-Hall, 1990). Dr. Sharpe is a past President of the American Finance Association. He also served as consultant to a number of corporations and investment organizations. He is Trustee of the Barr Rosenberg mutual funds, a Director of Stanford Management Company and the
Chairman  of  the Board   of Financial  Engines,  a  company
providing electronic portfolio advice. He received the Nobel Prize in Economic Sciences in 1990.


Daniel C. Dektar         Vice President, Smith Breeden Series Fund
                         Portfolio Manager, Short and Intermediate Funds
Daniel C. Dektar is a Principal, Executive Vice President,
Director of  Portfolio Management, and Director of Smith
Breeden Associates. Mr.  Dektar  has  been  primarily
responsible  for the  day-to-day management  of  the  Short
and  Intermediate Funds  since   their commencement  of
operations in 1992.  As head  of  Smith  Breeden Associates'
portfolio management group, Mr. Dektar is constantly in touch with  developments on Wall Street.  He serves as  a  liaison among the portfolio management, client service, and research groups to  ensure  accurate  analysis and timely  execution  of portfolio management  opportunities.  Mr. Dektar consults with institutional clients  in the areas of investments and risk
management.  He  made several  presentations on mortgage
investments and risk  management at  seminars  for
institutional investors.   Mr.  Dektar  was  an Associate  in
the  Mergers and Acquisitions  Group  of  Montgomery Securities
in San Francisco, California and a Financial Analyst  in the
Investment  Banking Division  of  Morgan  Stanley   &   Co.,
Incorporated, New York
before joining Smith Breeden Associates.  He holds  a  Master of Business Administration with Concentration  in Finance from
Stanford University Graduate School of Business, where he  was an Arjay Miller Scholar.  Mr. Dektar received a Bachelor of
Science in  Business  Administration, summa cum  laude,  from the University  of  California at Berkeley, where he was
University of California Regent's Scholar, was elected to Phi
Beta Kappa and Phi Eta Sigma, and won the White Award as the
top student in finance.
26


John B. Sprow       Vice President, Smith Breeden Trust
                    Portfolio Manager,  Equity Plus Fund

John  B.Sprow is a Principal, Director and Executive Vice
President of   Smith   Breeden  Associates.  Mr.  Sprow  has
been  primarily responsible for the day-to-day management of the Equity  Plus  Fund from  the commencement of its operations in 1992.  Mr. Sprow  is  a senior  portfolio  manager who works primarily  with  discretionary pension accounts.  In addition to traditional mortgage accounts, he also  manages S&P 500
indexed accounts.  Prior to directly managing discretionary
accounts, Mr. Sprow assisted in the  development  of the
Adviser's  models for  pricing and  hedging  mortgage-related securities,  risky commercial  debt,  and  forecasting
mortgage prepayment  behavior.  Mr. Sprow came to Smith  Breeden
Associates from  the Fuqua School of Business, Duke University, where  he  was Research Assistant.  Previously, Mr. Sprow was a
Research Assistant to the Department Head of the Materials
Science Department, Cornell University. He received a Master of
Business Administration  with
Emphasis  in  Finance  from  the Fuqua  School  of  Business,
Duke University.    Mr.  Sprow holds a Bachelor of Science  in
Materials Science and Engineering from Cornell University, where he was awarded the Carpenter Technology Scholarship three successive years.

Marianthe
S. Mewkill     Vice President, Secretary, Treasurer,
                                        and Chief Accounting
                                        Officer

Marianthe S. Mewkill is a Principal, Vice President and Chief Financial Officer of Smith Breeden Associates. Ms. Mewkill handles financial reporting, budgeting, tax research and planning for the Smith Breeden Mutual Funds and for Smith Breeden Associates, Inc.. She ensures compliance with agency regulations and administers the Adviser's internal trading and other policies. She was previously employed as a Controller for the Hunt Alternatives Fund, as an Associate at Goldman Sachs & Co., and as a Senior Auditor at Arthur Andersen & Co. She earned a Master of Business Administration with Concentrations in Finance and Accounting from New York University and graduated from Wellesley College, magna cum laude with a Bachelor of Arts degree in History and French and a Minor in Economics.

* Interested Party

Investment Adviser

Smith Breeden Associates, Inc., a registered investment adviser, acts as investment adviser to the Funds. Approximately 66% of the Adviser's voting stock is owned by Douglas T. Breeden, its
Chairman. Under its Investment Advisory Agreement with each Fund, the Adviser, subject to the general supervision of the Board of Trustees, manages the Funds' portfolios and provides for the administration of all of the Funds' other 27

affairs.   For  these services,  the Adviser receives a fee,
computed daily  and  payable monthly,  at  the annual rate of
0.70% of the Funds' average  daily net  assets.   Until  the
renewal date of its  contracts  with  the Funds, August 1,
1998, the Adviser has voluntarily agreed to reduce its
compensation, and to the extent necessary absorb other expenses of  the  Funds, such that the total expenses (exclusive of
ordinary brokerage commissions,   investment  transaction,
taxes, and extraordinary expenses) do not exceed 0.88% of the average net assets for each of the Equity Plus Fund and the Intermediate Fund, and 0.78% of the average net assets of the Short Fund.

The Adviser places all orders for purchases and sales of the Funds' securities. Subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker dealers.

Distribution
FPS Broker Services, Inc. (the "Principal Underwriter") acts as distributor for the Funds for which the Adviser pays the Principal Underwriter a fee of $25,000. Shares may also be sold by authorized dealers who have entered into dealer agreements with the Principal Underwriter or the Adviser.

Expenses
The  Funds  pay  all  of  their  own expenses,  including,
without limitation,  the cost of preparing and printing their registration statements required under the Securities Act of
1933 and  the  1940 Act  and  any amendments thereto, the
expense of registering  their shares  with the Securities and
Exchange Commission and the various states, the printing and distribution costs of prospectuses  mailed to  existing
investors, reports to investors, reports to government
authorities  and proxy statements, fees paid to directors  who are not  interested persons of the Adviser, interest  charges, taxes, legal expenses,  association membership dues,  auditing
services, insurance  premiums,  brokerage  commissions   and
expenses in connection with portfolio transactions, fees and expenses of the custodian of their assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.


                    PRICING OF FUND SHARES

The price you pay when buying a Fund's shares, and the price you receive when selling (redeeming) a Fund's shares, is the net asset value of the shares next determined after receipt of a purchase or redemption request in proper form. No front end sales charge or commission of any kind is added by the Fund upon a purchase, and no charge is deducted upon a redemption. These charges may apply if you purchase or sell shares
through certain broker-dealers.   The Funds  currently charge a
$9 fee for each redemption made by  wire. See "How to Redeem
Shares."
28

The  per  share net asset value of a Fund is determined by
dividing the  total value of its assets, less its liabilities, by the  total number of its shares outstanding at that time.
The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) each day that the Adviser and Transfer Agent are open for business and on which there is a sufficient degree of trading in a Fund's securities such that the net asset value of a
Fund's   shares   might   be   affected.    Accordingly,
Purchase Applications accepted or redemption requests received in proper form by the Transfer Agent, or other agent designated by the Funds, prior to 4:00 p.m. Eastern time each day that the Adviser and Transfer Agent are open for business, will be confirmed at that day's net asset value. Purchase
Applications accepted or redemption requests received in proper form after 4 p.m. Eastern Time by the Transfer Agent, or other agent designated by the Funds, will be confirmed at the net asset value of the following business day.

Current holiday schedules indicate that the Funds' net asset values will not be calculated on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the day following Thanksgiving, Christmas Eve and Christmas Day. In adddition, the Short and Intermediate Funds will not be be priced on Columbus Day and Veterans' Day.

Under  procedures  approved  by the Board  of  Trustees,  a
Fund's securities  for which market quotations are readily
available  are valued at current market value provided by a
pricing service,  bank or     broker-dealer
experienced  in  such   matters.    Short-term
investments  that will mature in 60 days or less may be
valued at amortized  cost,  which  approximates  market
value.   All other securities and assets are valued at fair
market value as determined by following procedures approved by the Board of Trustees.

                   HOW TO PURCHASE SHARES

All of the Funds are no-load, so you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because the Funds' net asset value changes daily, your purchase price will be the next net asset value determined after the Funds' Transfer Agent, or other agent designated by the Funds, receives and accepts your purchase order. See "Pricing of Fund Shares."

                              Initial Minimum    Additional
     Minimum Type of Account   Investment	 Investment
     Regular                           $750	    $50
     Automatic Investment Plan          $50	    $50
     Individual Retirement Account     $250         $50
     Gift to Minors                    $250	    $50




29

Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may also be waived.


How to Open Your Account by Mail. Please complete the Purchase Application. You can obtain additional copies of the Purchase Application and a copy of the IRA Purchase Application from the Funds by calling 1-800-221-3138. (Please note that you must use a different application than the one provided with the prospectus for an IRA.)

Your completed Purchase Application should be mailed directly to:
  Smith Breeden Mutual Funds
  3200 Horizon Drive
  P.O. Box 61503
  King of Prussia, PA 19406-0903
All  applications must be accompanied by payment in the form
of a     check  or money order made payable to "Smith Breeden
Mutual Funds." All  purchases  must be made in U.S. dollars, and checks must  be drawn  on  U.S. banks. No cash, credit cards or third party checks will be accepted. When a purchase is made by check and a redemption is made shortly thereafter, the Funds will delay the mailing of  a redemption  check until the purchase check has cleared  your  bank, which  may take up to 10 calendar days from the purchase  date.  If you  contemplate  needing access to your investment  shortly  after purchase,  you  should
purchase the shares by   wire  as  discussed below.
How  to Open Your Account by Wire. You may make purchases by direct wire  transfers.  To ensure proper credit to your
account,  please call  the Funds at 1-800-221-3137 for
instructions prior to  wiring funds. Funds should be wired
through the Federal Reserve System  as follows:
                  United Missouri Bank A.B.A.
                     Number 10-10-00695
               For the account of FPS Services,
               Account Number 98-7037-071-9
          For credit to (identify which Fund to purchase)
         For further credit to: (investor account number)
                  (name or account registration)
         (Social Security or Tax Identification
         Number)
Following such wire transfer, you must promptly complete a
Purchase Application  and  mail  it to the Funds at the
following  address: Smith  Breeden  Mutual Funds, 3200 Horizon
Drive, P.O.  Box  61503, King  of Prussia, PA 19406-0903. Shares
will not be redeemed  until the  Funds  receive  a  properly completed  and  executed  Purchase Application.
Telephone  Transactions.  The privilege to initiate  redemption or exchange  transactions by telephone is made automatically available to  shareholders  when  opening an account,  unless they  indicate otherwise  by  checking  the  appropriate  boxes on  the  Purchase Application.  Each Fund will employ reasonable procedures to ensure that  instructions  communicated  by
telephone are genuine. If
reasonable procedures are not implemented, the Funds may be
liable for any loss due to unauthorized or fraudulent
transactions. In all other  cases,  you  are  liable for any
30

loss due  to  unauthorized transactions.   The Funds reserve the
right to refuse    a  telephone transaction if they believe it
is advisable to do so.

If you have any questions, please call the Funds at 1-800-221
3138.

How to Add to Your Account. You may make additional investments by mail  or  by wire in an amount equal to or greater than  $50.
When adding to an account by mail, you should send the Funds your check, together  with  the  additional  investment  form from  a recent statement.  If this form is unavailable, you
should send a   signed note  giving  the full name of the
account and the account number. For additional investments made by wire transfer, you should use the wiring instructions listed above. Be sure to include your account number.

Automatic Investment Plan. You may make purchases of shares of
each Fund   automatically   on  a  regular  basis   ($50
minimum per transaction). You must meet the Automatic Investment Plan's ("the Plan") minimum initial investment of $50 before the Plan may  be established.  You  have  two  options  under  the  Plan
to   make investments. One is by automatic payroll deduction.
Under this method, you authorize your employer to direct a portion of each paycheck to be invested in the Fund of your choice. Your employer must  be  using direct deposit to process its payroll in order  for you to elect this method.  Under the other method, your bank debits a  preauthorized amount from your checking or savings account  each month and applies the amount to your
investment in Fund shares.  In
order   to  have  your  bank  account  debited  automatically
for investment into the Funds, your financial institution must be a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in either method under the Plan. A $20 fee will be imposed by the Funds if sufficient funds are not available in your bank account, or if your bank account has been closed at the time of the automatic transaction. You may adopt either method under the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. Enclosed with the application are the necessary forms to deliver to your employer to set up the payroll deduction. You may obtain an application to establish the Automatic Investment Plan after an account is opened by calling the Funds at 1-800-221-3138. In the event you discontinue participation in the Plan, the Funds reserve the right to redeem your Fund account involuntarily, upon sixty days' written notice, if the account's net asset value is $500 or less.

Purchasing Shares Through Other Institutions. If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in addition to this Prospectus. Certain services of a Fund may not be available or may be modified in connection with the program of services provided, and service providers may establish higher minimum investment amounts. The Funds may only accept requests to purchase additional shares into a broker-31 dealer street name account from the broker-dealer.

Certain  broker-dealers, financial institutions, or  other
service providers  that have entered into an agreement with the
Adviser  or Principal Underwriter may enter purchase orders on behalf of  their customers by phone, with payment to follow
within several  days  as specified  in  the  agreement. The
Funds may effect  such  purchase orders at the net asset value next determined after receipt of  the telephone  purchase
order.  It is  the  responsibility   of
the broker-dealer, financial institution, or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

Miscellaneous. The Funds will charge a $20 service fee against your account for any check or electronic funds transfer that is returned unpaid. You will also be responsible for any losses suffered by the Funds as a result. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Funds do not currently issue certificates.


                     HOW TO EXCHANGE SHARES

Shares of any Fund may be exchanged for shares of another Fund at any time. This exchange offer is available only in states where shares of such other Fund may be legally sold. You may open a new account, or purchase additional shares in an existing account, by making an exchange from an identically registered Smith Breeden Fund account. A new account will have the same registration as the existing account from which the exchange was made, and is subject to the same initial investment minimums.

Exchanges  may be made either in writing or by telephone.
Written instructions  should  be  mailed to 3200  Horizon
Drive, King  of Prussia,  PA  19406 and must be signed by all
account owners, and accompanied   by   any   properly   endorsed
outstanding share certificates, if applicable. The telephone exchange is automatically accepted unless checked otherwise. The telephone exchange privilege is available only for uncertificated shares. During periods of drastic economic or market changes, it is possible that exchanges by telephone may be difficult to implement. In this event, shareholders should follow the written exchange procedures. The telephone exchange privilege may be modified or discontinued by the Funds at any time upon a 60 day notice to the shareholders.
To exchange by telephone, you must follow the instructions below under "How to Redeem by Telephone."

The Funds will accept exchange orders by telephone or other means of electronic transmission from broker-dealers, financial institutions or other service providers who execute an agreement with the Adviser or Principal Underwriter. It is the responsibility of the broker-dealer, financial institution or other service provider to place the exchange order on a timely basis.
32

Exchanges  are made on the basis of the Funds' relative  net
asset values.   Because  the  exchange is  considered  a
redemption  and purchase  of shares, the shareholder may
recognize a gain  or  loss for   federal   income  tax
purposes. Backup   withholding  and
information  reporting  may  also  apply.   Additional
information regarding the possible tax consequences of such an exchange is included under the caption "Additional Information on Distributions and Taxation" in the Funds' Statements of Additional Information.

There are differences among the Funds. Before making an exchange, a shareholder should obtain and review the current prospectus of the Fund into which the shareholder wishes to
transfer.   When exchanging shares, shareholders should be aware
that the Funds may have different dividend payment dates. The dividend payment schedules should be checked before exchanging shares. The amount of any accumulated, but unpaid, dividend is included in the net asset value per share.

If you buy shares by check, you may not exchange those shares for up to 10 calendar days to ensure your check has cleared. If you intend to exchange shares soon after their purchase, you should purchase the shares by wire or contact the Funds at 1-800-221-3137 for further information.
The   Funds   reserve  the  right  to  temporarily  or
permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (e.g., more than five exchanges per calendar year).
Additional documentation may be required for exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Please contact the Funds for additional information concerning the exchange privilege.

                      HOW TO REDEEM SHARES
You may redeem shares of the Funds at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Transfer Agent or other agent designated by the Funds. See "Pricing of Fund Shares." There are no charges for the redemption of shares, except that a fee of $9 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

How  to  Redeem  by  Mail to Receive Proceeds by Check.  To
redeem shares by mail, simply send an unconditional written
request to the Funds specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be  signed  exactly  as the shares are registered.  If  the amount requested is greater than $25,000, or the proceeds are to be  sent to a person other than the recordholder or to a
location other than the  address  of  record, each signature must be guaranteed  by  a commercial  bank  or trust company in the United States,  a  member firm  of  the National Association of Securities Dealers,  Inc.  or other  eligible guarantor
institution. A notary public  is                          not
33

an acceptable guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company, or
member firm,   and "Signature  Guaranteed" must appear with the
signature. Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance.

A Fund will mail payment for redemption within seven days after receiving proper instructions for redemption. However, the Funds will delay payment for 10 calendar days on redemptions of recent purchases made by check. This allows the Funds to verify that the check used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

How to Redeem by Telephone. The redemption of shares by telephone is available automatically unless you elected to refuse this redemption privilege on your Purchase Application. Shares may be redeemed by calling the Funds at 1-800-221-3137. Proceeds redeemed by telephone will be mailed to your address, or wired or credited to your preauthorized bank account. To establish wire redemption privileges, you must select the appropriate box on the Purchase Application and enclose a voided check.

In  order  to arrange for telephone redemptions after your
account has been opened, or to change the bank account or address designated to receive redemption proceeds, you must send a written request to your Fund. The request must be signed by each registered holder of the account with the signatures
guaranteed  by   a commercial  bank  or trust company in the
United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor
institution. A notary public  is                          not
an acceptable guarantor. Further documentation as provided above may be requested from corporations, executors, administrators, trustees and guardians.

Payment of the redemption proceeds for Fund shares redeemed by telephone where you request wire payment will normally be made in federal funds on the next business day. The Funds reserve the right to delay payment for a period of up to seven days after receipt of the redemption request. There is currently a $9 fee for each wire redemption, which will be deducted from your account.

The  Funds  reserve the right to refuse a telephone  redemption or exchange transaction if they believe it is advisable to do so. Procedures for redeeming or exchanging shares of the Funds by telephone may be modified or terminated by the Funds at any time. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Funds have
implemented procedures   designed   to   reasonably   assure   that
telephone instructions  are  genuine.  These procedures
include: requesting verification  of certain personal
information; recording  telephone transactions;  confirming
transactions in writing; and  restricting transmittal   of
34

redemption  proceeds only   to   preauthorized designations.
Other  procedures may be implemented  from  time  to time.  If reasonable procedures are not implemented, the Funds  may
be   liable   for  any  loss  due  to  unauthorized  or
frausfulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, you may also redeem shares by delivering or mailing the redemption request to: Smith Breeden Mutual Funds, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

The Funds reserve the right to suspend or postpone redemptions during any period when trading on the New York Stock Exchange ("Exchange") is restricted as determined by the Securities and Exchange Commission ("SEC"), or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Due to the relatively high cost of maintaining small accounts, if your account balance falls below $500 as a result of a redemption or exchange, or if you discontinue the Automatic Investment Plan before your account balance reaches $500, you may be given a 60-day notice to bring your balance to $500 or reactivate an Automatic Investment Plan. If this requirement is not met, your account may be closed and the proceeds sent to you.

 Check Writing. In addition to telephone and written redemption requests, the Short Fund offers redemption through check writing. Shareholders electing this option will receive checks that may be used like personal or business checks. There is no limit on the number of checks you may write.
Checks must be  written  for  at least  $100.   There  is  a $30
fee for returned  checks.   Because dividends declared on shares
held in a shareholder's account, prior redemptions, and possible changes in net asset value may cause the value of the account to change, shareholders should not write a check for the entire value of the account or close the account by writing a check.

In using the check writing privilege, shareholders bear the responsibility of ensuring that the check amount does not exceed the value of their account on the day the check is presented to the Transfer Agent for payment. The day the check is presented for payment is the day the redemption of Fund shares takes place.
If insufficient shares are in the account, the check will be returned and no shares will be redeemed. The clearing agent for the check writing facility is United Missouri Bank. Shareholders utilizing check writing are subject to United Missouri Bank's rules governing checking accounts. However, this check writing facility is purely a means to redeem Fund 35 shares. No facilities characteristic of bank accounts, such as deposit insurance, are provided along with the check writing option.

If   you  would  like  to  initiate  check  writing,  please
call Shareholder Services at 1-800-221-3137 or check the appropriate box on the Purchase Application.

Systematic   Withdrawal  Plan.  A  shareholder  may   establish
a Systematic  Withdrawal  Plan to receive regular  periodic
payments from  the  account.  An initial balance of $10,000 is
required  to establish  a  Systematic Withdrawal Plan.   There
are  no  service charges  for  establishing or maintaining a
Systematic  Withdrawal Plan.   The  minimum  amount  which the
shareholder  may  withdraw periodically  is  $100.   Capital
gain  distributions  and  income dividends  to the shareholder's account are received in  additional
shares  at  net  asset  value.  Payments are  then  made  from the liquidation  of  shares at net asset value to  meet  the specified withdrawals.  Liquidation of shares may reduce or
possibly  exhaust the  shares in the shareholder's account, to
the extent withdrawals exceed   shares earned through dividends
and distributions,particularly in the event of a market decline. No payment pursuant to a Systematic Withdrawal Plan will be made if there are insufficient shares on deposit on the date of the scheduled distribution. A subsequent deposit of shares will not result in a payment under the plan retroactive to the distribution date. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. The entire Systematic Withdrawal Plan payment cannot be considered as actual yield or income since part of the Plan's payment may be a return of capital.

A  Systematic Withdrawal Plan may be terminated upon written notice by the shareholder, or by a Fund on a 30 day written
notice, and it will  terminate  automatically  if all  shares
are liquidated  or withdrawn   from  the  account  or  upon  the
Fund's receipt notification of the death or incapacity of the shareholder. Shareholders may change the amount (but not below the  specified minimums)  and  schedule of withdrawal payments, or  suspend  such payments, by giving written notice to the
Transfer Agent  at  least five  business  days  prior to the
next scheduled  payment.   Share certificates  may not be issued
while a Systematic Withdrawal  Plan is in effect.

                  DIVIDENDS AND DISTRIBUTIONS
The   Short   and  Intermediate  Funds  intend  to   make
monthly distributions to their shareholders of net investment income. The Equity Plus Fund intends to make quarterly distributions of net investment income. All Funds will distribute net realized
gains at least  annually.   Each Fund may make additional
distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.

The monthly distributions for the Short Fund's shares are quoted exdividend on the business day after record date (the "ex date"). Record date is usually the first or second business day of the month. If a shareholder elects to reinvest dividends, the date the dividends are reinvested is also the ex-36 date. Dividends are paid in cash by the Short Fund generally one week after the ex-date.

The Intermediate Fund will declare daily dividends for shareholders of record. The Intermediate Fund's dividend payable date, and the day that dividends are reinvested for shareholders who have made this election, is the last business day of the month. Shares begin accruing dividends on the business day after federal funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares, and continue to accrue dividends through and including the day the redemption order for the shares is executed. If an investor closes his account, any accrued dividends through and including the day of redemption will be paid as part of the redemption proceeds.

Dividends and capital gains distributions may be declared  more or less  frequently at the direction of the Trustees.  In order to be entitled to a dividend or a distribution, an investor must acquire a  Fund's  shares on or before the record date. Caution should  be exercised, however, before purchasing shares
immediately prior to a distribution  record date. Since the
value of a  Fund's  shares  is based directly on the amount of its net assets, rather than on  the principle  of  supply  and demand, any distribution  of  income  or capital  gain will
result in a decrease in the value of its  shares equal  to  the amount of the distribution.  While  a  dividend  or
capial gain distribution received shortly after purchasing
shares represents, in effect, a return of the shareholder's
investment, it may  be  taxable  as  dividend income or capital
gain.    You  may separately  elect  to reinvest income
dividends and  capital  gains distributions in shares of a Fund or reveive cash as designated  on the  Purchase Application. You may change your election at any time by  sending  written
notification to your Fund.  The  election  is effective for
distributions with a dividend record date on or after the  date that the Funds receive notice of the election. If you  do not specify  an election, all income dividends and  capital  gains
distributions  will automatically  be  reinvested  in   full
and fractional shares of the Fund from which they were paid.
Shareholders may also elect to have dividends automatically reinvested in a fund different than the one from which the dividends were paid.
A shareholder may write the transfer agent, or complete the appropriate section of the Purchase Application, to designate such an election, but must have already established an account in the other fund. Reinvested dividends distributions receive the same tax treatment as those paid in cash.

       SHAREHOLDER REPORTS AND INFORMATION
The Funds will provide the following statements and reports:
Confirmation and Account Statements. After each transaction that affects the account balance or account registration, including the payment of dividends, you will receive a confirmation statement.

Form  1099.  By  January  31 of each year,  all  shareholders will receive  Form 1099, which will report the amount and tax status  of distributions  paid to you by the Funds for the
preceding  calendar year.
37

Financial  Reports. Financial reports are provided to
shareholders semiannually.   Annual  reports  will  include
audited   financial statements. To reduce the Funds' expenses,
one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in a Fund.

Reports to Depository Institutions. Shareholders of the Short or Intermediate Funds who are financial institutions may request receipt of monthly or quarterly reports which provide information about the Short or Intermediate Fund's investments considering regulatory risk-based asset categories. If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Call 1-800-221-3137 to order past statements. If you need information on your account with the Funds or if you wish to submit any applications, redemption requests, inquiries or notifications, please contact: Smith Breeden Mutual Funds, 3200 Horizon Drive,
P.O.   Box   61503,  King  of Prussia,  PA  19406-0903   or
call 1-800-221-3137.


                       RETIREMENT PLANS

The Funds have a program under which you may establish an Individual Retirement Account ("IRA") with the Funds and purchase shares through such account. Shareholders wishing to establish an IRA should consult their tax adviser regarding
(1) their individual qualifying status and (2) the tax regulations governing these accounts. The minimum initial investment in each Fund for an IRA is $250. There is a $12 annual maintenance fee charged to process an account. This fee is waived for accounts greater than $10,000. You may obtain additional information regarding establishing such an account by calling the Funds at 1-800-221-3138.

The Funds may be used as investment vehicles for established defined contribution plans, including simplified
employee, 401(k), profit-sharing,   money   purchase,  and
simple   pension   plans ("Retirement  Plans").  For  details
concerning Retirement Plans, please call 1-800-221-3138.

 SERVICE AND DISTRIBUTION PLANS
Each  Fund  has  adopted  a Distribution  and  Services
Plan (the "Plans") pursuant to Rule 12b-1 under the 1940
Act.  The purpose of the Plans is to permit the Adviser to
compensate investment dealers and  other  persons involved
in servicing shareholder accounts  for services  provided
and expenses incurred in promoting the sale of shares of the Funds, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers  or other
persons.  The Plans provide for payments by the Adviser  out of its advisory fee to dealers and other persons at an annual rate of  up  to 0.25%  of a Fund's average net assets, subject  to the authority of  the  Trustees  to  reduce  the  amount  of payments permitted under the Plan or to suspend the Plan for such periods as they  may  determine.  Subject to these
limitations, the amount  of such  payments  and the purposes for
38

which they are made  shall  be determined by the Adviser.
Any  distribution and service related payments made by the
Adviser to   investment  dealers  or  other  persons  are
subject to the continuation of the Plans, the terms of any related service agreements, and any applicable limits imposed by the National Association of Securities Dealers, Inc.



                              TAXES

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code. In each taxable year that a Fund so qualifies, such Fund (but not its shareholders) will be relieved of federal income tax on the part of its net investment income and net capital gain that is distributed to
shareholders.   Each  Fund will  distribute annually,
substantially all of its net investment income and net capital gains on a current basis.

All Fund distributions from net investment income (whether paid in cash  or  reinvested in additional shares) will be taxable to its shareholders as ordinary income, except that any
distributions of a Fund's   net  long-term  capital  gain  will
be taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Each Fund provides federal tax information to its shareholders annually about distributions paid during the preceding year.

It is not anticipated that any of the Funds' distributions will qualify for either the corporate dividends-received deduction or tax-exempt interest income. Distributions will also probably be subject to state and local taxes, depending on each shareholder's tax situation. While many states grant tax-free status to mutual fund distributions paid from interest income earned from direct obligations of the U.S.
Government,  none  of  the   Short
or Intermediate Fund's distributions are expected to qualify for such tax-free treatment, and only an insignificant amount of the Equity Plus Fund's distributions are expected to so qualify.

The Funds will be required to withhold federal income tax at a rate of 31% ("backup withholding") from distribution payments and redemption and exchange proceeds if you fail to properly complete the Purchase Application.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its Fund and its shareholders. See "Taxes" in the relevant Statement of Additional Information for further discussion. There may be other federal, state or local tax considerations applicable to you as an investor. You therefore are urged to consult your tax adviser regarding any tax-related issues.




39

           CAPITAL STRUCTURE
The Smith Breeden Trust and the Smith Breeden Series Fund are both Massachusetts business trusts. The Trust was organized under an Agreement and Declaration of Trust, dated December
18, 1991. The Series Fund was organized under an Agreement and Declaration of Trust dated October 3, 1991. Copies of both Agreements, which are governed by Massachusetts law, are on file with the Secretary of State of the Commonwealth of Massachusetts. The Trust and the Series Fund have the same Trustees. The Trustees have the authority to issue shares in an unlimited number of funds of either the Series Fund or Trust. Each such fund's shares may be further divided into classes. The assets and liabilities of each such fund will be separate and distinct. All shares when issued are fully paid, non-assessable and redeemable, and have equal voting, dividend and liquidation rights.

Shareholders of the separate funds of the Series Fund or Trust will vote together in electing trustees and in certain other matters. Shareholders in each fund of the Series Fund should be aware that the outcome of the election of trustees and of certain other matters could be controlled by the shareholders of another fund. The shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of the trustees can elect 100% of the trustees if they choose to do so.

Although neither the Series Fund nor the Trust is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove trustees, or to take other actions as provided in the respective Declaration of Trust. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a trustee, both the Series Fund and Trust have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both (i) any liability was greater than a Fund's insurance coverage and
(ii) a Fund itself was unable to meet its obligations.

                 TRANSFER AND DIVIDEND DISBURSING
                      AGENT, CUSTODIAN AND
                     INDEPENDENT ACCOUNTANTS

FPS Services, Inc. ("FPS Services" or the "Transfer Agent"), 3200 Horizon Drive, King of Prussia, PA 19406, acts as each Fund's Transfer and Dividend Disbursing Agent. See "Management of the Funds." The Bank of New York acts as the
custodian of each  Fund's assets.   The  Bank  of New York's
address is 48 Wall Street, New York, New York 10286. Neither the Transfer and Dividend Disbursing Agent nor the Custodian has any part in deciding the Funds' investment policies or
40

which securities are to be purchased or sold for the Funds' portfolios.

Deloitte  &  Touche,  LLP,  has  been
selected to serve as independent auditors of the Funds for the fiscal year ending March 31, 1998.

                 FUND PERFORMANCE
Each Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in
advertisements or communications to shareholders.   An average
annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over that period, would result in the redeemable value of the investment at the end of the period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. An investor's principal in each Fund and the Fund's return are not guaranteed and will fluctuate according to market conditions. When considering "average" total return figures for periods longer than one year, you should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return
figures  for  various  periods,  representing      the
cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).

The  Short and Intermediate Funds may also advertise current yield and  distribution  rate information.  Current  yield
reflects  the income  per  share  earned  by  the Short  or
Intermediate  Fund's portfolio  investments, and is calculated by dividing a Fund's  net investment  income  per share during a recent 30-day  period  by  a Fund's  net  asset  value  on  the last  day  of  that  period  and annualizing the result.  The current yield (or "SEC Yield"),  which is calculated according to a formula prescribed by the SEC (see the relevant Statement of Additional Information), is not indicative of the  dividends or distributions which were or will  be  paid  to  a Fund's
shareholders.  SEC regulations require that net  investment
income be calculated on a "yield-to-maturity" basis, which has the effect  of  amortizing  any premiums or discounts  in  the
current market   value   of   fixed   income  securities.
Dividends or distributions paid to shareholders are reflected in the current distribution rate which may be quoted to shareholders, and may not reflect amortization in the same manner.

The Fund may also compare its performance to that of other mutual funds and to stock and other relevant indices, or to rankings prepared by independent services or industry publications. For example, a Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money and Forbes, as well as in publications of a local or regional nature, may be used 41 in comparing Fund performance.

The  Equity  Plus Fund's total return may also be compared  to the returns  of  such  indices  as the Dow  Jones  Industrial
Average, Standard & Poor's 500 Composite Stock Price Index,
Nasdaq Composite OTC  Index  or Nasdaq Industrials Index,
Consumer Price  Index  and Russell  2000  Index. The Short
Fund's total  return  may  also  be compared  to  that of
taxable money funds as quoted  in  Donaghue's Money  Fund
Report, and to total returns for the  six  month  U.S. Treasury as published by Merrill Lynch or other  suppliers. The
Intermediate  Fund's return will most likely  be  compared  to the total  return of the Salomon Brothers Mortgage Index, or the total return  of intermediate U.S. Treasury Notes as published
by various brokerage  firms and others.   Further information
on performance measurement may be found in the relevant Statement of Additional Information.

Performance quotations of a Fund represent the Fund's past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The methods used to compute a Fund's total return and yield are described in more detail in the relevant Statement of Additional Information.


APPENDIX A

Hedging Instruments and Transactions (Short and Intermediate
Funds and Equity Plus Fund's Fixed Income Segment)

Hedging and risk management techniques require different skills from those involved in the selection of portfolio securities. One such skill is the ability to predict the correlation of interest rate changes between markets. The Adviser has been engaged in hedging target duration portfolios for more than ten years. There can be no assurance that the Adviser will accurately predict market movements that accompany interest rate changes, in which event a Fund's overall performance may be less than if the Fund had not entered into hedging transactions.

Interest Rate and Mortgage Swaps, Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating-rate
payments for  fixed-rate payments.   Mortgage swaps are similar
to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

The Short or Intermediate Funds will enter into interest rate swaps only on a net basis, i.e., where the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fixed Income Segment of the Equity Plus Fund may enter into interest rate swaps on other than a net basis.
42

The purchase of an interest rate cap entitles the purchaser, to the extent  that  a  specified index exceeds a  predetermined interest rate,  to  receive  payments of interest on  a
notional principal amount from the party selling such interest rate cap. The purchase of  an  interest rate floor entitles the purchaser, to  the  extent that  a specified index falls below a predetermined interest  rate, to receive payments of interest on a notional principal amount from the  party  selling  such
interest rate floor.   An  interest  rate collar  combines  the
elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount, but gives up the benefits of an interest rate decline below the minimum amount. There can be no assurance that the Funds will be able to enter into interest rate swaps, caps, floors or collars on favorable terms. Furthermore, there can be no assurance that any of the Funds will be able to terminate an interest rate swap or sell or offset interest rate caps, floors or collars notwithstanding any terms in the agreements providing for such termination.

Inasmuch as these hedging transactions are entered into for
hedging purposes, the Adviser and the Funds believe swaps, caps, floors and collars do not constitute senior securities and,
accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or
liquid securities having an  aggregate net asset value at least equal to the accrued  excess will  be  maintained in a
segregated account by  a  custodian  that satisfies the
requirements of the 1940 Act.  To the extent that the Fixed
Income Segment of the Equity Plus Fund enters into  interest rate swaps on other than a net basis, the amount maintained in
its segregated   account  will be  the  full  amount  of  the
Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis.

The Short and Intermediate Funds will not write interest rate caps, floors and collars, and will not enter into any interest rate swap, cap, floor or collar transaction unless the unsecured commercial paper, unsecured senior debt or the claimspaying ability of the other party is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's Investors Service, Inc. at the time of entering
into such transaction.   The  Fixed  Income Segment  of  the
Equity Plus Fund may enter into such transactions with counterparties who are rated at least A by Moody's and S&P at
the time of entering into the contract.   The Funds and the
Adviser will closely monitor, subject to the oversight of the Board of Trustees, the creditworthiness of the counterparties in order to minimize risk.

If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the
agreements related   to   the   transaction.  There  is  no
assurance   that interest-rate  swap,  cap, floor or collar
counterparties  will  be able  to  meet  their obligations
pursuant to their contracts, or that, in the event of default, a Fund will succeed in pursuing contractual remedies. 43

The Funds thus assume the risk that one of them may be delayed in or prevented from obtaining payments owed to it pursuant to interest rate swaps, caps, floors or collars.
The swap, cap, floor and collar market has grown substantially in recent years with a large number of banks and investment
banking firms   acting   both  as  principals  and  as   agents
utilizing standardized documentation. As a result, this market has become relatively liquid, although the Funds will still treat these instruments as illiquid investments subject to the limitation on such investments described in the Prospectus under "Illiquid Securities".

Calls  and Puts on Securities.  In order to reduce fluctuations in net  asset value and portfolio holdings relative to their targeted option-adjusted duration, a Fund may purchase call or put  options or  sell options where it owns the security which is the subject of the option (a "covered option") on United States Treasury securities, mortgage-backed securities and Eurodollar instruments that  are  traded on United States and foreign-
securities exchanges and  in over-the-counter markets ("OTC
Options").   A Fund will not sell  options  which  are not
covered. The premiums paid on call options purchased and any related transaction costs will increase the cost of securities acquired upon exercise of the option, and unless the price of the underlying security rises sufficiently, the options may expire worthless to the Funds.

The Short and Intermediate Funds will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. A Fund's ability to purchase put and call options may be limited by Internal Revenue Code requirements.

The Adviser monitors the creditworthiness of dealers with whom a Fund would enter into OTC option transactions under the general supervision of the Board of Trustees. The Funds will engage in OTC option transactions only with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

Futures and Related Options. In order to reduce fluctuations in net asset value of portfolio holdings relative to their targeted option-adjusted durations, or to employ temporary substitutes for anticipated future transactions, the Funds
may  buy  or   sell financial futures contracts, purchase call
or put options, or sell covered call options on such futures. There is no overall limitation on the percentage of a Fund's assets which may be subject to a hedge position.

Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a Fund's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. This ability to terminate positions when the Adviser deems it desirable to do so may be hindered by the lack of
existence of a  liquid  secondary market.   Although a Fund
will take an options or futures  contract position  only if the
44

Adviser believes there is a liquid secondary market for the option or futures contract, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the values of the securities underlying the futures and options purchased and sold by a Fund, of the option and futures contract itself, and of the securities which are the subject of a hedge. A Fund, therefore, bears the risk that prices of hedged securities will not move to the same degree as the hedging instrument, or that price movements in the hedging instrument will not accurately reflect price movements in the security underlying the hedging instrument.
It is also possible for a Fund to incur a loss on both the hedged securities and the hedging instrument.

At times, a Fund may sell interest rate futures in a different dollar amount than the dollar amount of securities being hedged, depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, based on duration
calculations by the Adviser.   If  the actual price
movements  of  the  securities  and   futures  are
inconsistent with their durations as so calculated, the hedge may not be fully effective.

A Fund will not maintain open short positions in interest rate futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on these open positions, adjusted for the expected volatility relationship between the portfolio and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, a Fund will take prompt action to close out the appropriate number of open contracts to bring its open futures position into compliance with this limitation.

The Funds' ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations and by certain regulatory requirements. See
"Additional Information Regarding
Taxation"  in  the  relevant  Statement  of  Additional
Information.

Other  Portfolio  Strategies (Equity Plus Fund's Equity
Simulation Segment)

Any investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Equity Plus Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Equity Plus Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Equity Plus Fund in units or attached to securities may be deemed to be without value.
45






                     Part B:  Information Required in
                    Statement of Additional Information

N-1A
Item No.       Item                         Location in the Registration
                                            Statement

10.            Cover Page                   Cover Page

11.            Table of Contents           "Table of Contents"

12.            General Information
               and History                  See Part A Item 4.

13.            Investment Objective        "Miscellaneous
               and Policies                 Investment Practices and
                                            Risk Considerations"

14.            Management of the
               Registrant                   "Management of the Fund


15.            Control Persons and
               Principal Holders of        "Principal Holders  of Securities
               Securities                   and Controlling Persons"

16.            Investment Advisory         "The Investment Advisory
               and Other Services           Agreement and Other Services"


17.            Brokerage Allocation        "The Investment Advisory
                                            Agreement and Other
                                            Services"

18.            Capital Stock and           "Additional Information
               Other Securities             Regarding Purchases and
                                            Redemptions of Fund Shares"

19.            Purchase, Redemption         "Additional Information
               and Pricing of               Regarding Purchases and
               Securities Being             Redemptions of Fund
               Offered                      Shares"

20.            Tax Status                  "Taxes"

21.            Underwriters                 Additional Information
                                            Regarding Purchases and
                                            Redemptions of Fund
                                            Shares"

22.            Calculation of
               Performance Data            "Standard Performance
                                            Measures"

23.            Financial Statements         "Report of Independent
                                            Auditors and Financial
                                            Statements"





             SMITH BREEDEN TRUST

        SMITH BREEDEN EQUITY PLUS FUND

          STATEMENT OF ADDITIONAL

     INFORMATION JULY 23, 1997




 100 Europa Drive, Suite 200 Chapel Hill, North
         Carolina 27514-2310
            (919) 967-7221

This Statement of Additional Information contains
information pertaining to Smith Breeden Equity Plus Fund
which may be useful to investors and is not included in
the Prospectus of the Smith Breeden Mutual Funds.
This Statement is not a Prospectus
and is only authorized for distribution when accompanied
or preceded by the Prospectus of the Smith Breeden Mutual
Funds dated July 23, 1997, as may be amended from time to
time. The Statement should be read together with the
Prospectus.
1

Contents                                           Page
DEFINITIONS. . . . . . . . . . . . . . . . . . . . . .3
INVESTMENT RESTRICTIONS OF THE FUND. . . . . . . . . .3
MISCELLANEOUS INVESTMENT PRACTICES AND
     RISK CONSIDERATIONS . . . . . . . . . . . . . . .6
TAXES . . . .  . . . . . . . . . . . . . . . . . . . .9
FUND CHARGES AND EXPENSES. . . . . . . . . . . . . . 10
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . 11
INVESTMENT ADVISORY AGREEMENT AND OTHER SERVICES . . 12
PRINCIPAL HOLDERS OF SECURITIES AND
     CONTROLLING PERSONS. . . . . . . . . . . . . . .17
DETERMINATION OF NET ASSET VALUE. . . . . . . . . . .17
ADDITIONAL INFORMATION REGARDING PURCHASES
     AND REDEMPTIONS OF FUND SHARES . . . . . . . . .18
SHAREHOLDER INFORMATION . . . . . . . . . . . . . . .20
SUSPENSION OF REDEMPTIONS . . . . . . . . . . . . . .20
SHAREHOLDER LIABILITY . . . . . . . . . . . . . . . .20
STANDARD PERFORMANCE MEASURES . . . . . . . . . . . .21
INDEPENDENT AUDITORS. . . . . . . . . . . . . . . . .24
EXPERTS . . . . . . . . . . . . . . . . . . . . . . .24
REPORT OF INDEPENDENT AUDITORS AND
     FINANCIAL STATEMENTS . . . . . . . . . . . . . .24

2

            SMITH BREEDEN TRUST, SMITH
             BREEDEN EQUITY PLUS FUND
        Statement of Additional Information



                    DEFINITIONS



The "Trust"    --   Smith Breeden Trust

The "Fund"     --   Smith Breeden Equity Plus Fund, a series of
		    the Trust offering its shares to the public.

The "Adviser"  --   Smith Breeden Associates, Inc., the Fund's
		    investment adviser.

The "Custodian"--   The Bank of New York, the Fund's custodian.

"FPS Services" --   FPS Services, Inc., the Fund's investor
		    servicing agent.



        INVESTMENT RESTRICTIONS OF THE FUND



Subject to the Fund's ability to invest all or substantially all of its assets in another investment company with substantially the same investment objective, as fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

     1.  Issue senior securities, borrow money or
     pledge its assets, except that the Fund may
     borrow from banks or through reverse
     repurchase agreements or dollar rolls up to 33
     1/3% of the value of its respective total
     assets (calculated when the loan is made) for
     temporary, extraordinary or emergency purposes
     and to take advantage of investment
     opportunities and may pledge up to 33 1/3% of
     the value of its total assets to secure such
     borrowings.  For purposes of this restriction,
     the purchase or sale of securities on a "when-
     issued" or delayed delivery basis, the
     purchase and sale of futures contracts, the
     entry into forward contracts, reverse
     repurchase agreements and dollar roll
     transactions, short sales, interest rate caps,
     floors and swaps, mortgage swaps, and
     collateral arrangements with respect thereto
     and such other practices as may be determined
     by counsel to the Fund (consistent with
     pronouncements of the Securities and Exchange
3

     Commission) are not deemed to be a pledge of assets and none of such transactions or arrangements nor obligations of the Fund to Trustees pursuant to deferred compensation arrangements are deemed to be the issuance of a senior security.

     2.  Act as underwriter except to the extent
     that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     3.  Purchase any security (other than
     obligations of the U.S. Government, its
     agencies and instrumentalities) if as a result
     25% or more of the Fund's total assets
     (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.

4. Purchase any security, other than mortgage-backed securities, obligations of the U.S.
     Government, its agencies or instrumentalities or collateralized mortgage obligations, if as a result the Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation.

5. Acquire, sell, lease or hold real estate or real estate limited partnerships, except that it may invest in securities of companies which deal in real estate and in securities collateralized by real estate or interests therein and it may acquire, sell, lease or hold real estate in connection with protecting its rights as a creditor.

6. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon. (Does not include caps, floors, collars or swaps.)

7. Invest in interests in oil, gas, mineral leases or other mineral exploration or development program.

8. Invest in companies for the purpose of exercising control or management.

9.   Purchase securities of other investment
     companies, except to the extent permitted by the Investment Company Act.

10.  Make loans of money or property to any person,
     except through loans of portfolio securities to
4

     qualified institutions, the purchase of debt obligations in which the Fund may invest consistently with its investment objectives and policies and investment limitations or the investment in repurchase agreements with qualified institutions. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund's total assets (including such loans).

11. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

12. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales.
     Short sales "against the box" are not subject to this limitation.

     It is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

     (a) sell over-the-counter options which it does not own; or (b) sell options on futures contracts which options it does not own.

As noted in the Prospectus, the Fund may invest up to 15% of its total net assets in illiquid securities.
In order to comply with certain "blue sky" restrictions, the Fund will not, as a matter of operating policy, invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or the Fund's Adviser owns more than one half of 1% of the outstanding securities of such issuer, and such officers and Trustees who own more than one half of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a
"vote of a majority of the outstanding voting securities" of the Fund means the affirmative of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


5

	MISCELLANEOUS INVESTMENT PRACTICES AND
		 RISK CONSIDERATIONS



The Fund's Prospectus states that the Fund may engage in each of the following investment practices.
However, the fact that the Fund may engage in a particular practice does not necessarily mean that it will actually do so.

Repurchase Agreements. The Fixed Income Segment may invest in repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker- dealers and only with respect to obligations of the U.S.
Government or its agencies or instrumentalities.
Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Forward Commitments.  The Fixed Income Segment may
enter into contracts to purchase securities for a
fixed price at a future date beyond customary
settlement time ("forward commitments" and "when
issued" and "delayed delivery" securities) if the
Fund holds until the settlement date, in a segregated
account, cash or highgrade debt obligations in an
amount sufficient to meet the purchase price, or if
the Fund enters into offsetting contracts for the
forward sale of other securities it owns.  Forward
commitments may be considered securities in
themselves, and involve a risk of loss if the value
of the security to be purchased declines prior to the
settlement date.  Where such purchases are made
through dealers, the Fund relies on the dealer to
consummate the sale.  The dealer's failure to do so
may result in the loss to the Fund of an advantageous
6

return or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

Securities Loans. The Fund may make secured loans of Fixed Income Segment securities amounting to not more than 33 1/3% of the Fund's total assets thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreement requiring that loans be continuously secured by collateral in cash or shortterm debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent.
The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Borrowing.  The Fixed Income Segment may borrow from
banks and enter into reverse repurchase agreements or
dollar rolls (as described in Appendix A of the
Prospectus) up to 33 1/3% of the value of the Fund's
total assets (computed at the time the loan is made)
to take advantage of investment opportunities and for
extraordinary or emergency purposes, or for the
clearance of transactions. The Fund may pledge up to
33 1/3% of its total assets to secure these
borrowings.  If the Fund's asset coverage for
borrowings falls below 300%, the Fund will take
prompt action to reduce its borrowings even though it
may be disadvantageous at that time from an
investment point of view.  The Fund will incur
borrowing costs when it leverages, including payment
of interest and any fee necessary to maintain a line
of credit, and may be required to maintain a minimum
average balance. If the income and appreciation on
assets acquired with borrowed funds exceed their
borrowing cost, the Fund's investment performance
will increase, whereas if the income and appreciation
on assets acquired with borrowed funds are less than
7

their borrowing costs, investment performance will decrease. In addition, if the Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This speculative characteristic is known as "leverage."
Reverse Repurchase Agreements and Dollar Roll
Agreements. The Fixed Income Segment may enter into reverse repurchase agreements and dollar roll agreements with commercial banks and registered broker-dealers to seek to enhance returns.

Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

The Fund will establish a segregated account with its
custodian in which it will maintain cash, U.S.
Government securities or other liquid high grade debt
obligations equal in value to its obligations in
respect of reverse repurchase agreements and dollar
rolls.  Reverse repurchase agreements and dollar
rolls involve the risk that the market value of the
securities retained by the Fund may decline below the
price of the securities the Fund has sold but is
obligated to repurchase under the agreement. In the
event the buyer of securities under a reverse
repurchase agreement or dollar roll files for
bankruptcy or becomes insolvent, the Fund's use of
the proceeds of the agreement may be restricted
pending a determination by the other party or its
trustee or receiver, whether to enforce the Fund's
obligation to repurchase the securities. Reverse
8

repurchase agreements and dollar rolls are considered borrowings by the Fund.



                        TAXES



Taxation of the Fund.  The Fund intends to qualify
each year as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as
amended (the "Code").  In order so to qualify and to
qualify for the special tax treatment accorded
regulated investment companies and their
shareholders, the Fund must, among other things:
     (a)  Derive at least 90% of its gross income
          from dividends, interest, payments with
          respect to certain securities loans, and
          gains from the sale of stock, securities
          and foreign currencies, or other income
          (including but not limited to gains from
          options, futures, or forward contracts)
          derived with respect to its business of
          investing in such stock, securities, or
          currencies;
     (b)  derive less than 30% of its gross income
          from gains from the sale or other
          disposition of certain assets (including
          securities) held for less than three
          months;
     (c)  distribute with respect to each taxable
          year at least 90% of its taxable and tax-
          exempt income for such year; and
     (d)  diversify its holdings so that, at the end
          of each fiscal quarter (i) at least 50% of
          the market value of the Fund's assets is
          represented by cash and cash items, U.S.
          Government securities, securities of other
          regulated investment companies, and other
          securities limited in respect of any one
          issuer to a value not greater than 5% of
          the value of the Fund's total assets and
          10% of the outstanding voting securities
          of such issuer, and (ii) not more than 25%
          of the value of its assets is invested in
          the securities (other than those of the
          U.S. Government or other regulated
          investment companies) of any one issuer or
	  of two or more issuers which the Fund controls
	  and which are engaged in the same, similar,
	  or related trades or businesses. Qualification
	  as a regulated investment company exempts the
	  Fund from federal income tax on income paid to
	  its shareholders in the form of dividends
	  (including capital gain dividends).  A
	  dividend paid to shareholders by the Fund in
	  January of a year generally is deemed to have
	  been paid by the Fund on December 31 of the
9

	  preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gain for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In calculating its income, the Fund must include dividends in income not when received but on the date when the stock in question is acquired or becomes ex-dividend, whichever is later.
Also, a portion of the yield on certain high yield securities (including certain payment-in-kind bonds) issued after July 10, 1989 may be treated as dividends.

Return of capital distributions.   If the Fund makes
a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares.



               FUND CHARGES AND EXPENSES



Management Fees.  The Fund pays a monthly fee to
the Adviser based on the average net assets of the
Fund, as determined at the close of each business
day during the month, at an annual rate of 0.70%.
Advisory fees paid for the fiscal year ended March
31, 1997 were $53,341. Advisory fees for each of the
last three fiscal years ended March 31 were $11,056,
$21,727, and $53,341 respectively.  The amounts paid
in prior fiscal years from March 31, 1994 through
August 1, 1994 reflect a previous advisory contract
rate of 0.35% of average net assets.  For each of
10

the last three fiscal years ended March 31, the Adviser reimbursed the Fund $128,959, $114,100 and
$131,965, respectively, under expense limitation provisions. Other Expenses. The Fund pays its own expenses, including, but not limited to auditing, legal, tax preparation and consulting, insurance, custodial, accounting, shareholder servicing and shareholder report expenses. Fees paid to FPS
Services which serves as the Fund's shareholder servicing and accounting agent are determined by contract as approved by the Board of Trustees.



                 MANAGEMENT OF THE FUND



The Board of Trustees has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities.
The Trustees, in turn, elect the officers of the Fund who are responsible for administering the day-to-day operations of the Fund. Trustees and officers of the Fund are identified in the Prospectus.

All of the Trustees are Trustees of all the other funds managed by the Adviser and each independent trustee receives fees for his or her services. The
Trustees do not receive pension or retirement benefits from the Fund. The table below shows the fees paid to each independent Director for the fiscal year ended March 31, 1997:

Director                 Aggregate
Compensation

William F. Sharpe        $ 1,400
Myron S. Scholes         $     0
Stephen M. Schaefer      $ 3,373

The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


11

Trustees and officers of the Fund who are also officers or shareholders of the Adviser will benefit from the advisory fees paid by the Fund.

Potential Conflicts of Interest. Principals of the Adviser as individuals own approximately 61% of the common stock of Harrington Financial Group, the holding company for Harrington Bank, FSB of Richmond, Indiana (the "Association"). As of May
31, 1997, the Association had total assets of $485 million. The Association invests in assets of the same types as those to be held by the Fund.

Douglas T. Breeden, in combination with immediate family members, controls over 75% of the common stock of Community First Financial Group, Inc.
("CFFG"), the holding company for certain banks and thrifts, to which the Adviser renders Investment
Advisory services. The Fund will transact no business directly or indirectly with either CFFG or the banks and thrifts which it owns. CFFG and its subsidiaries invest in assets of the same types as those to be held by the Fund.

The Adviser may also manage advisory accounts with investment objectives similar to or the same as those of the Fund, or different from the Fund but trading in the same type of securities and instruments as the Fund. Portfolio decisions and results of the Fund's investments may differ from those of such accounts managed by the Adviser.
When two or more accounts managed by the Adviser seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among the accounts on a basis determined by the Adviser in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the position obtainable for the Fund.



	THE INVESTMENT ADVISORY AGREEMENT
		AND OTHER SERVICES



The investment manager of the Fund is Smith Breeden
Associates, Inc. (the "Adviser").  The table in the
Prospectus indicates which officers and trustees are affiliated persons of the Adviser.

Under the Investment Advisory Agreement between the
Fund and the Adviser, subject to such policies as
the Trustees may determine, the Adviser, at its
expense, furnishes continuously an investment
program for the Fund and makes investment decisions
on behalf of the Fund.  Subject to the control of
the Trustees, the Adviser also manages, supervises
12

and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and clerical services and places all orders for the purchase and sale of the Fund's portfolio securities.

For details of the Adviser's compensation under the Investment Advisory Agreement, see "Fund Charges and Expenses" in this Statement. The Adviser's compensation under the Investment Advisory
Agreement may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale. The term
"expenses" is defined in the statutes or regulations of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest and extraordinary expenses. The only such limitation as of the date of this Statement
(imposed by the State of California) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Investment Advisory Agreement, the
Adviser may reduce its compensation to the extent that the Fund's expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, and extraordinary expenses. The terms of the expense limitation currently in effect are described in the Prospectus and on the following page. The Fund pays all expenses not assumed by the Adviser including, without limitation, auditing, legal, tax preparation and consulting, custodial, investor servicing and shareholder reporting expenses.

The Investment Advisory Agreement provides that the
Adviser shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

The Investment Advisory Agreement may be terminated
without penalty by vote of the Trustees or the
shareholders of the Fund, or by the Adviser, on 60
days written notice.  It may be amended only by a
vote of the shareholders of the Fund.  The
Investment Advisory Agreement also terminates
without payment of any penalty in the event of its
assignment as defined in the Investment Company
Act.  The Investment Advisory Agreement provides
that it will continue in effect after its initial
13

term of two years only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of the Adviser or the Fund.
In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities".

Under the terms of the Investment Advisory
Agreement, the Adviser performs certain
administrative services as follows:  (1)
coordinates with the Fund's custodian and transfer agent and monitors the services they provide to the Fund; (2) coordinates with and monitors other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the preparation by third parties of all Federal, state and local tax returns and reports of the Fund required by applicable law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other
Federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of Fund expenses; and (8) takes such other actions with respect to the Fund as may be necessary in the opinion of the Advisor to perform its duties under the agreement.

The Adviser has voluntarily agreed to bear normal operating expenses (excluding litigation, indemnification and other extraordinary expenses) of the Fund, and, if necessary, to waive its advisory fee, for the period ending August 1, 1998 such that total operating expenses would not exceed
0.88% of the average net assets of the Fund. Such expense limitations, if any, are calculated daily based on average net assets and may be continued or modified by the Adviser at any time in its sole discretion.


Portfolio Transactions

Investment decisions.   Investment decisions for
the Fund and for the other investment advisory
clients of the Adviser are made with a view to
achieving their respective investment objectives.
Investment decisions are the product of many
14

factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. In addition, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. The Fund paid approximately $3,000 in brokerage commissions on futures and options transactions for the last fiscal year and approximately $1,000 for each of the two prior fiscal years ended March 31.

The Adviser places all orders for the purchase and
sale of portfolio investments for the Fund and may
buy and sell investments for the Fund through a
substantial number of brokers and dealers.  In so
doing, the Adviser uses its best efforts to obtain
for the Fund the most favorable price and
execution available.  In seeking the most
favorable price and execution, the Adviser, having
in mind the Fund's best interests, considers all
factors it deems relevant, including, by way of
illustration, price, the size of the transaction,
the nature of the market for the security or other
investment, the amount of the commission, the
timing of the transaction taking into account
market prices and trends, the reputation,
experience and financial stability of the broker-
dealer involved and the quality of service
15

rendered by the broker-dealer in other transactions.

When it is determined that several brokers or dealers are equally able to provide the best net price and execution, the Adviser may execute transactions through brokers or dealers who provide quotations and other services to its advisory clients, including the quotations necessary to determine these clients' net assets, in such amount of total brokerage as may reasonably be required in light of such services, and through brokers and dealers who supply statistical and other data to the Adviser and its clients in such amount of total brokerage as may reasonably be required.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.
and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund (and, if permitted by law, of the other funds managed by the Adviser) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Adviser conducts extensive proprietary fixed income research with emphasis on mortgage-backed securities. The Adviser is not dependent on any broker for such research and analysis and, thus is able to transact business with brokers regardless of the brokers' research capabilities or provision of such research to brokerage customers. The Adviser uses multiple electronic quotation services for trading and pricing purposes. The Adviser pays for these services directly out of its advisory fees. The Adviser is not involved in any soft dollar arrangements.
The Adviser does utilize broker pricing guidance for certain assets not consistently available through electronic quotation services.


Investor Servicing Agent and Underwriter

FPS Services is the Fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Fund as an expense of all its shareholders. See "Fund Charges and Expenses" in this Statement for information on fees and reimbursements received by FPS
Services. FPS Services is also investor servicing agent for the other funds managed by the Adviser and receives fees from each of those funds for its services.


16

Custodian

The Bank of New York ("Custodian") acts as custodian of the Fund's assets. In carrying out its duties under its custodian contract, the Custodian may employ one or more subcustodians whose responsibilities will include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The Fund pays the Custodian an annual fee based on the assets of the Fund and the Fund's securities transactions. The
Fund also pays the Custodian an annual fee based on the Fund's securities holdings for the year and reimburses the Custodian for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services. The Custodian pays the fees and other charges of any subcustodian employed by it.



	PRINCIPAL HOLDERS OF SECURITIES
	    AND CONTROLLING PERSONS



To the best knowlege of the Equity Plus Fund, there were no beneficial owners who owned 5% or more of the shares of the Fund at June 30, 1997.


A Fund Trustee owns less than 1% of the
shares of the Fund as of June 30, 1997.



        DETERMINATION OF NET ASSET VALUE



The Fund determines net asset value as of the close of regular trading on the New York Stock Exchange at 4 p.m.

If any securities held by the Fund are restricted
as to resale, the Adviser determines their fair
value following procedures approved by the
Trustees.  The Trustees periodically review such
valuation procedures. The fair value of such
securities is generally determined as the amount
which the Fund could reasonably expect to realize
from an orderly disposition of such securities over
a reasonable period of time.  The valuation
procedures applied in any specific instance are
likely to vary from case to case. However,
consideration is generally given to the financial
position of the issuer and other fundamental
17

analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer. Generally, trading in certain securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S.
Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value following procedures approved by the Trustees.



     ADDITIONAL INFORMATION REGARDING PURCHASES
            AND REDEMPTIONS OF FUND SHARES



All checks, drafts, wires and other payment mediums used for purchasing or redeeming shares of the Fund must be denominated in U.S. Dollars. The Fund reserves the right, in its sole discretion, to either (a) reject any order for the purchase or sale of shares denominated in any other currency, or (b) to honor the transaction or make adjustments to shareholder's account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. Dividend checks which are returned to the Fund marked "unable to forward" by the postal service will be deemed to be a request to change the dividend option and the proceeds will be reinvested in additional shares at the current net asset value until new instructions are received.


18

Redemptions in Kind. The Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund in case of any emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets. Should the Fund do so, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash. Principal Underwriter. FPS Broker Services,
Inc. (the "Principal Underwriter"), 3200 Horizon
Drive, P.O. Box 61503, King of Prussia, PA 19406-
0903, is the principal underwriter for the Fund and is acting on a best efforts basis. The Principal
Underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers,
Inc. The offering of the Fund's shares is continuous.

The Fund's underwriting agreement with the Principal Underwriter provides that the Fund will pay all fees and expenses in connection with:
registering and qualifying its shares under the various state "blue sky" laws; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders.
The Principal Underwriter acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are qualified and in which the Principal Underwriter is qualified as a brokerdealer. Under the underwriting agreement,the
Principal Underwriter may accept orders for Fund shares at the offering price. For these services, the Adviser pays the Principal Underwriter approximately $8000. The Principal Underwriter may enter into agreements with other broker-dealers for the sale of Fund shares by them.

Reinvestment Date.  The dividend reinvestment date
is the date on which the additional shares are
purchased for the investor who has its dividends
reinvested. This date will vary and is not
necessarily the same date as the record date or the
payable date for cash dividends.
Special Services.  The Fund may pay certain
financial institutions which maintain omnibus
accounts with the Fund on behalf of numerous
19

beneficial owners for recordkeeping operations performed with respect to such beneficial owners.
Such financial institutions may also charge a fee for their services directly to their clients.



              SHAREHOLDER INFORMATION



Each time shareholders buy, redeem or exchange shares or receive a distribution, they will receive a statement confirming the transaction and listing their current share balance. The Fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Shareholders may call
FPS Services toll-free at 1-800 221-3137 between
9:00 a.m. and 7:00 p.m. (Eastern Time) for more information, including account balances.




	      SUSPENSION OF REDEMPTIONS



The Fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange (the
"Exchange") is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.



               SHAREHOLDER LIABILITY



Under Massachusetts law, shareholders could, under
certain circumstances, be held personally liable
for the obligations of the Fund.  However, the
Agreement and Declaration of Trust disclaims
shareholder liability for acts or obligations of
the Fund and requires that notice of such
disclaimer be given in each agreement, obligation,
or instrument entered into or executed by the Fund
or the Trustees.  The Agreement and Declaration of
Trust provides for indemnification out of Fund
20

property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.



             STANDARD PERFORMANCE MEASURES



Total return data for the Fund may from time to time be presented in this Statement and in advertisements. Total return for the one-year period and for the life of the Fund is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the net asset value at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount.
Total return for a period of one year is equal to the actual return of the Fund during that period.
Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. As of March 31, 1997, the average annual total return for the Fund since inception is 18.50% and the average annual total return for the one year period ended March
31, 1997 is 21.41%.
At times, the Adviser may
reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. The per share amount of any such fee reduction or assumption of expenses for the life of the Fund, will be reflected in the Prospectus as updated.
Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

Independent statistical agencies measure the Fund's investment performance and publish comparative information showing how the Fund, and similar investment companies, performed in specified time periods. The agencies whose reports are commonly used for Morningstar comparisons are Lipper
Analytical Services and Wiesenberger Investment
Companies Service. From time to time, the Fund may distribute these comparisons to its shareholders or to potential investors.

The Fund's performance may also from time to time
be compared to Standard & Poor's 500 Composite
Stock Price Index (the "S&P 500 Index").  The S&P
500 Index is an unmanaged list of common stocks
frequently used as a general measure of stock
21

market performance. Standard & Poor's performance figures reflect changes of market prices and reinvestment of all regular cash dividends and are not adjusted for commissions or other costs.
Because the Fund is a managed portfolio investing in a variety of securities and derivative instruments, the securities it owns will not match those in the Index. Other publications, indices, and averages which may be used are as follows:

a)   CDA Mutual Fund Report, published by CDA
     Investment Technologies, Inc. - analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

b)   Mutual Fund Source book, published by
     Morningstar, Inc. - analyzes price, yield, risk and total return for equity and fixed income funds.

c)   Financial publications:  Barron's, Business
     Week, Changing Times, Financial World, Forbes,
     Fortune, and Money magazines - rate fund performance over specified time periods.

d)   Consumer Price Index (or Cost of Living
     Index), published by the U.S. Bureau of Labor
     Statistics a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

e) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

f)   Savings and Loan Historical Interest
     Rates - as published in the U.S. Savings &
     Loan League Fact Book.

g) Salomon Brothers Broad Bond Index or its component indices - The Broad Index measures yield, price and total return for Treasury, Agency, Corporate, and Mortgage bonds.

h) Salomon Brothers Composite High Yield Index or its component indices - The High Yield Index measures yield, price and total return for LongTerm HighYield Index, Intermediate-Term
     HighYield Index and Long-Term Utility High-
     Yield Index.

i)   Lehman Brothers Aggregate Bond Index or its
     component indices - The Aggregate Bond Index
     measures yield, price and total return for
     Treasury, Agency, Corporate, Mortgage, and
22

     Yankee bonds.

j)   Lehman Brothers Government/Corporate Bond
     Index.

k)   Other taxable investments including
     certificatesof deposit (CD's), money market deposit accounts (MMDA's), checking accounts, savings accounts, money market mutual funds, repurchase agreements, and government securities.

l) Historical data supplied by the research departments of Lehman Brothers, First Boston
     Corporation, Morgan Stanley, Salomon Brothers,
     Merrill Lynch, Goldman Sachs, Prudential
     Securities and Donaldson Lufkin and Jenrette.

m) Donoghues's Money Fund Report - industry averages for seven-day annualized and compounded yields taxable, tax-free and government money funds.

n) Total returns and yields for Treasury Securities and fixed income indices as published by Ryan
     Laboratories or other suppliers.


Volatility. Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare fund net asset value or performance relative to a market index. One measure of volatility is beta. The ratio of the expected excess return on the portfolio to the expected excess return on the market index is called beta. Equity funds commonly use the S&P 500 as their market index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

A statistic often used by sophisticated
institutional investors when comparing the relative performance of portfolios is the Sharpe Ratio.
This statistic is the portfolio's excess return
(relative to T-Bills) divided by the standard deviation of its returns.

All data are based on past performance and do not predict future results.




23



	        INDEPENDENT AUDITORS



Deloitte & Touche LLP, 117 Campus Drive, Princeton,
New Jersey 08540, are the Fund's independent auditors, providing audit services, tax return review and preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.



                     EXPERTS



The financial statements of the Fund and related notes thereto attached to this Statement of Additional Information have been so attached in reliance upon the report of Deloitte & Touche
LLP, independent auditors, given on the
authority of said firm as experts in auditing and accounting.



	REPORT OF INDEPENDENT AUDITORS
	  AND FINANCIAL STATEMENTS



See attached report.